UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 05/31/2012

Item 1 – Report to Stockholders

May 31, 2012

Annual Report

BlackRock California Municipal Bond Fund | of BlackRock California Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund | of BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund | of BlackRock Multi-State Municipal Series Trust

BlackRock Intermediate Municipal Fund | of BlackRock Municipal Series Trust

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	ANNUAL REPORT	May 31, 2012

Dear Shareholder

Much like last year at this time, investors are facing a world of uncertainty and highly volatile markets. One year ago, risk assets were in a broad retreat as investors feared that sovereign debt problems would spread across Europe while economic indicators signaled that both the US and global economic recoveries had slowed. Confidence was further shaken last summer by the prolonged debt ceiling debate in Washington, DC and Standard & Poor’s historic downgrade of US government debt, triggering turmoil in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the debt situation in Europe intensified. Macro news flow became the dominant driver of asset prices, shifting broadly up and down in lock step, in a “risk on” — “risk off” trading pattern. Equity markets crumbled while safe-haven assets such as US Treasuries and gold rallied to historic highs by the end of the third quarter of 2011.

In October 2011, improving economic data and more concerted efforts from European leaders toward stemming the region’s debt crisis drew investors back to the markets, putting risk assets on the road to recovery. Improving sentiment carried over into early 2012 as markets saw some relief from the world’s financial woes. Greece agreed to a bailout package and made some progress in restructuring its debt. Financial markets enjoyed a liquidity boost from the European Central Bank’s long-term refinancing operations. Stronger data from the US around the turn of the year, particularly from the labor market, lifted sentiment and the outlook for the global economy brightened. Risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012 while rising Treasury yields pressured higher-quality fixed income assets.

However, the risk rally softened in March 2012 as the tone of global news flow turned negative. Europe’s debt problems boiled over once again and slowing growth in China dampened hopes for the global economy. Investors reverted to “risk off” mode and high volatility returned to the markets with large daily swings on news from Greece as the nation struggled with political instability that ultimately threatened its membership in the euro zone. Meanwhile, Spanish sovereign debt yields rose to levels deemed unsustainable amid severe deficit and policymaking issues while the nation’s banks clamored for additional liquidity. Fears continued to mount as investors questioned whether European leaders had the capacity to manage the region’s overarching monetary and fiscal crisis. Political elections slated for 2012 in a number of countries posed an additional layer of uncertainty. In the US, disappointing jobs reports in April and May dealt a crushing blow to investor sentiment as it began to appear that the US economy was headed for a slowdown. Equities declined sharply into the second quarter this year as waves of fear washed over the markets. Investors fled to the relative safety of US Treasury bonds, driving yields down to the lowest levels on record. German and UK government debt and gold also benefitted from the global flight-to-safety.

For the 12-month period ended May 31, 2012, US large cap stocks finished slightly lower while higher-risk small cap stocks posted a more significant loss. International and emerging-market equities, which are more vulnerable to stress from Europe, sold off dramatically. Fixed income markets benefited from generally declining long-term interest rates over the period. US Treasury bonds delivered exceptionally strong returns as investors sought a safe haven for their portfolios. Municipal and corporate bonds also performed well. High yield bonds were impacted by the market’s “risk off” moves, but remained in positive territory for the 12-month period. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Markets remain volatile as investors around the world anxiously await the outcome of numerous unknowns. We believe these challenging times present many opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets remain volatile as investors around the world anxiously await the outcome of numerous unknowns.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of May 31, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	6.23%	(0.41)%
US small cap equities (Russell 2000® Index)	4.06	(8.88)
International equities (MSCI Europe, Australasia, Far East Index)	(4.70)	(20.48)
Emerging market equities (MSCI Emerging Markets Index)	(1.14)	(20.32)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.03	0.05
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	6.04	17.32
US investment grade bonds (Barclays US Aggregate Bond Index)	3.46	7.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	6.14	10.77
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.81	3.97

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of May 31, 2012	BlackRock California Municipal Bond Fund

Investment Objective

BlackRock California Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2012, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and secondary benchmark, the S&P® California Municipal Bond Index. The following discussion of relative performance pertains to the S&P® California Municipal Bond Index.

What factors influenced performance?

•

Given the positive supply-and-demand technical environment and declining interest rates during the period, the Fund benefited from maintaining a longer duration stance (greater sensitivity to interest rate movements) as compared to the S&P® California Municipal Bond Index. The Fund’s allocation to zero-coupon bonds also had a positive impact on returns. While the Fund generally invests in high-quality securities, it held some exposure to lower-rated credits during the period, which performed well as spreads tightened due to increased demand for higher-yielding investments. Also contributing positively to relative performance was the Fund’s avoidance of local, generally smaller issuers, which suffered from heightened credit concerns and less liquidity. These issuers remain less attractive given the general expectation that state budgetary shortfalls will result in more costs pushed down to local authorities.

•

Relative to the S&P® California Municipal Bond Index, the Fund’s yield curve positioning had a negative impact on performance. The Fund’s holdings were concentrated in longer-dated issues (25 years or more), which underperformed the higher-quality securities in the intermediate portion of the yield curve, where the benchmark index had greater exposure.

Describe recent portfolio activity.

•

During the 12-month period, the Fund’s trading activity was focused on generating a competitive level of income. As such, the Fund’s purchases were concentrated among bonds with higher coupon rates. The Fund’s cash reserves were committed to longer-maturity (30-year) California municipal bonds. The Fund also sought to improve liquidity, which is of greater importance during more volatile periods in the market.

Describe portfolio positioning at period end.

•

As of period end, the Fund was fully invested with a long duration posture as compared to the S&P® California Municipal Bond Index. The Fund maintained exposure to tender option bonds in order to increase income while the municipal yield curve remained steep and short-term interest rates remained low. Exposure to lower-quality California bonds remained minimal due to their lower relative value since credit spreads tightened. The Fund continued to maintain a high-quality bias although Fund management believes the favorable supply-and-demand technical environment and improving relative municipal bond valuations should outweigh any headline risk concerning budgetary matters.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments
Utilities	28%
County/City/Special District/School District	26
Health	23
State	11
Transportation	9
Education	3

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	8%
AA/Aa	61
A	30
BBB	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	ANNUAL REPORT	MAY 31, 2012

BlackRock California Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds.

[3]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® California Municipal Bond Index includes all California bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended May 31, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.30%	9.93%	16.55%	N/A	6.51%	N/A	5.50%	N/A
Investor A	2.96	9.82	16.29	11.35%	6.26	5.34%	5.24	4.78%
Investor A1	3.07	9.89	16.45	11.80	6.43	5.56	5.41	4.98
Investor B	2.80	9.65	15.94	11.94	5.99	5.67	4.98	4.98
Investor C	2.31	9.40	15.42	14.42	5.47	5.47	4.47	4.47
Investor C1	2.70	9.61	15.87	14.87	5.89	5.89	4.88	4.88
S&P® Municipal Bond Index	—	6.14	10.77	N/A	5.54	N/A	5.44	N/A
S&P® California Municipal Bond Index	—	7.15	12.51	N/A	5.57	N/A	5.50	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2012	5

Fund Summary as of May 31, 2012	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2012, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and secondary benchmark, the S&P® New Jersey Municipal Bond Index. The following discussion of relative performance pertains to the S&P® New Jersey Municipal Bond Index.

What factors influenced performance?

•

After undergoing some market disruptions and accompanying higher yields toward the end of 2011, fixed income investments in general, and the municipal bond market specifically, experienced a strong rally through the first part of 2012. This rally was highlighted by a flattening of the yield curve (wherein long-term rates declined more than intermediate-term rates) and by spread compression as investors continued to prefer higher-yielding credits. Relative to the S&P® New Jersey Municipal Bond Index, the Fund benefited from its slightly longer duration bias (higher sensitivity to interest rate movements), good call protection and longer yield curve positioning (longer-dated holdings). As the market rallied, the Fund’s holdings of lower-quality bonds had a positive impact on returns as investors aggressively sought yield. Also contributing to relative performance was the Fund’s greater exposure to health, education and transportation, which were among the stronger-performing sectors during the period.

•

The Fund’s lower exposure to tobacco credits limited performance as tobacco was the best-performing sector for the period. Also negatively affecting performance was the Fund’s higher exposure to tax-backed credits and higher-quality bonds, which lagged the market rally as yield spreads compressed.

Describe recent portfolio activity.

•

During the 12-month period, the Fund’s trading activity continued to be focused on maintaining a fully invested posture and purchasing new-issue bonds as opportunities were presented in the market. Although cash flows into the Fund were limited, management was comfortable with maintaining a low cash balance as retail demand for New Jersey tax-exempt bonds was strong, enabling the Fund to timely raise cash for any new-issue opportunities. The Fund continued to reduce exposure to several Puerto Rico credits during the period. Other sales were concentrated in bonds with declining credit metrics as well as bonds that had experienced capital appreciation, in order to capture their relative outperformance.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-slightly positive duration bias relative to the S&P® New Jersey Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments
State	23%
Transportation	18
Health	18
Education	14
Utilities	11
Housing	7
County/City/Special District/School District	5
Corporate	4

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	8%
AA/Aa	34
A	29
BBB/Baa	16
BB/Ba	3
B	2
Not Rated[2]	8

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2012, the market value of these securities was $10,923,392, representing 4% of the Fund’s long-term investments.

6	ANNUAL REPORT	MAY 31, 2012

BlackRock New Jersey Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.

[3]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® New Jersey Municipal Bond Index includes all New Jersey bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended May 31, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.16%	9.51%	15.41%	N/A	5.74%	N/A	5.52%	N/A
Service	2.99	9.44	15.31	N/A	5.57	N/A	5.30	N/A
Investor A	2.87	9.43	15.18	10.29%	5.55	4.64%	5.30	4.84%
Investor A1	3.02	9.41	15.35	10.74	5.71	4.85	5.47	5.04
Investor B	2.26	9.03	14.44	9.94	4.76	4.43	4.51	4.51
Investor B1	2.74	9.30	14.90	10.90	5.29	4.96	5.03	5.03
Investor C	2.24	8.92	14.33	13.33	4.76	4.76	4.50	4.50
Investor C1	2.64	9.24	14.89	13.89	5.18	5.18	4.94	4.94
S&P® Municipal Bond Index	—	6.14	10.77	N/A	5.54	N/A	5.44	N/A
S&P® New Jersey Municipal Bond Index	—	6.98	12.27	N/A	5.67	N/A	5.58	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2012	7

Fund Summary as of May 31, 2012	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2012, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and secondary benchmark, the S&P® Pennsylvania Municipal Bond Index. The following discussion of relative performance pertains to the S&P® Pennsylvania Municipal Bond Index.

What factors influenced performance?

•

The Fund’s exposure to longer-maturity bonds and lower-quality investment grade bonds had a significant positive impact on performance for the period as interest rates moved lower, the municipal yield curve flattened (wherein longer-term rates declined more than shorter-term rates) and credit spreads tightened.

•

As the municipal market experienced a significant rally during the period, there were few areas of the market that did not perform well. Sectors to which the Fund held exposure that lagged the rally included short-term securities, which rallied less than longer-term bonds, and pre-refunded bonds, which had little room to rally from their near-zero rates.

Describe recent portfolio activity.

•

During the 12-month period, trading activity was focused on maintaining the Fund’s high level of income accrual. The Fund’s cash reserves were committed to purchasing bonds with higher coupons while seeking investments with valuations that remain attractive relative to their level of credit risk. Additionally, the Fund took advantage of spread compression during the period by selling bonds in the hospital sector and reinvesting the proceeds in higher-quality bonds in various other sectors.

Describe portfolio positioning at period end.

•

At period end, the Fund was fully invested with portfolio holdings weighted toward longer-dated maturities as the slope of the yield curve remained steep. A longer curve positioning exposes the Fund to greater interest rate sensitivity (duration) as compared to the S&P® Pennsylvania Municipal Bond Index. The Fund continued to target a higher coupon structure in order to maintain the Fund’s high level of income accrual.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments

Health	23%
State	20
Education	18
Transportation	14
Housing	8
County/City/Special District/School District	7
Utilities	6
Corporate	4

Credit Quality Allocations[1]	Percent of Long-Term Investments

AA/Aa	70%
A	20
BBB/Baa	7
B	1
Not Rated[2]	2

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2012, the market value of these securities was $3,239,280, representing 1% of the Fund’s long-term investments.

8	ANNUAL REPORT	MAY 31, 2012

BlackRock Pennsylvania Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.

[3]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® Pennsylvania Municipal Bond Index includes all Pennsylvania bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended May 31, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.49%	8.35%	14.29%	N/A	5.61%	N/A	5.33%	N/A
Service	3.32	8.25	14.05	N/A	5.38	N/A	5.09	N/A
Investor A	3.18	8.25	14.04	9.19%	5.39	4.48%	5.08	4.63%
Investor A1	3.34	8.33	14.22	9.65	5.53	4.67	5.24	4.81
Investor B	2.51	7.83	13.15	8.65	4.66	4.32	4.33	4.33
Investor B1	3.06	8.11	13.75	9.75	5.13	4.80	4.82	4.82
Investor C	2.53	7.83	13.15	12.15	4.57	4.57	4.29	4.29
Investor C1	2.96	8.06	13.63	12.63	5.01	5.01	4.71	4.71
S&P® Municipal Bond Index	—	6.14	10.77	N/A	5.54	N/A	5.44	N/A
S&P® Pennsylvania Municipal Bond Index	—	5.83	10.33	N/A	5.63	N/A	5.46	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2012	9

Fund Summary as of May 31, 2012	BlackRock Intermediate Municipal Fund

Investment Objective

BlackRock Intermediate Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with a high level of income exempt from federal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2012, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and secondary benchmark, the S&P® Intermediate Municipal Bond Index except Investor C Shares, which performed in line with the primary benchmark. The following discussion of relative performance pertains to the S&P® Intermediate Municipal Bond Index.

What factors influenced performance?

•

After undergoing some market disruptions and accompanying higher yields toward the end of 2011, fixed income investments in general, and the municipal bond market specifically, experienced a strong rally through the first part of 2012. This rally was highlighted by a flattening of the yield curve (wherein long rates declined more than intermediate rates) and by spread compression as investors continued to prefer higher-yielding credits. Relative to the S&P® Intermediate Municipal Bond Index, the Fund benefited from its slightly longer duration bias (higher sensitivity to interest rate movements), good call protection and longer yield curve positioning (longer-dated holdings) within its intermediate-maturity mandate. Additionally, the Fund’s holdings of higher-yielding and non-rated bonds had a positive impact on performance, as did the Fund’s greater exposure to health and transportation, which were among the stronger-performing sectors during the period.

•

During the period, the Fund utilized 10-year US Treasury futures contracts to hedge against adverse movements in interest rates. To the extent rates moved lower, which was a positive factor for the Fund’s bond holdings, these interest rate hedges experienced losses and detracted from the Fund’s returns. The Fund’s lower exposure to tobacco credits also limited performance as tobacco was the best-performing sector for the period.

Describe recent portfolio activity.

•

During the 12-month period, trading activity was concentrated on purchasing bonds in the new-issue market. In the first part of the period, the Fund focused on buying specialty state bonds with average credit quality and low dollar prices. This combination of attributes offered an attractive mix of yield, liquidity and potential capital appreciation for the Fund. In addition to credit quality and structure, regional diversification continues to be a priority when Fund management considers purchases in order to maintain good overall portfolio diversification as well as to benefit from pockets of retail demand that arise during periods of limited state-specific supply. As the period progressed, and when these opportunities were limited, the Fund sought higher-quality bonds with defensive structures in order to mitigate portfolio volatility and improve liquidity. Sales during the period were concentrated in bonds with declining credit metrics as well as bonds that had experienced capital appreciation, in order to capture their relative outperformance.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-slightly positive duration bias relative to the S&P® Intermediate Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments

Transportation	20%
Health	19
County/City/Special District/School District	19
State	15
Corporate	8
Education	7
Utilities	5
Tobacco	5
Housing	2

Credit Quality Allocations[1]	Percent of Long-Term Investments

AAA/Aaa	3%
AA/Aa	42
A	34
BBB/Baa	14
BB/Ba	3
Not Rated[2]	4

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2012, the market value of these securities was $11,067,768, representing 2% of the Fund’s long-term investments.

10	ANNUAL REPORT	MAY 31, 2012

BlackRock Intermediate Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of investment grade municipal bonds.

[3]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® Intermediate Municipal Bond Index includes all bonds in the S&P® Municipal Bond Index with a remaining maturity between 3 and 15 years.

Performance Summary for the Period Ended May 31, 2012

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.62%	6.73%	11.91%	N/A	6.18%	N/A	5.06%	N/A
Investor A	2.29	6.61	11.76	7.01%	5.95	5.04%	4.82	4.36%
Investor A1	2.49	6.68	11.90	10.78	6.10	5.88	4.97	4.86
Investor B	2.27	6.54	11.50	10.50	5.83	5.83	4.73	4.73
Investor C	1.62	6.20	10.80	9.80	5.16	5.16	4.03	4.03
S&P® Municipal Bond Index	—	6.14	10.77	N/A	5.54	N/A	5.44	N/A
S&P® Intermediate Municipal Bond Index	—	4.93	8.83	N/A	6.40	N/A	5.49	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2012	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•

Investor A1 Shares (for all Funds except BlackRock Intermediate Municipal Fund) are subject to a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee). Investor A1 Shares for BlackRock Intermediate Municipal Fund incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

•	Investor B Shares are subject to the following maximum contingent deferred sales charges (“CDSC”):

Maximum CDSC
BlackRock California Municipal Bond Fund	4%, declining to 0% after 6 years
BlackRock New Jersey Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Pennsylvania Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Intermediate Municipal Fund	1%, declining to 0% after 3 years

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution Fee	Service Fee
BlackRock California Municipal Bond Fund	0.25%	0.25%
BlackRock New Jersey Municipal Bond Fund	0.75%	0.25%
BlackRock Pennsylvania Municipal Bond Fund	0.75%	0.25%
BlackRock Intermediate Municipal Fund	0.10%	0.20%

For BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund, the shares automatically convert to Investor A1 Shares after approximately 10 years. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic sales conversions.) Prior to the Investor B Shares inception date of October 2, 2006 for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

•

Investor B1 Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are subject to a maximum CDSC of 4% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•

Investor C1 Shares (for all Funds except BlackRock Intermediate Municipal Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year.

Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower.

12	ANNUAL REPORT	MAY 31, 2012

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on December 1, 2011 and held through May 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
BlackRock California Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During the Period[1]	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,099.30	$3.99	$1,000.00	$1,021.20	$3.84	0.76%
Investor A	$1,000.00	$1,098.20	$5.14	$1,000.00	$1,020.10	$4.95	0.98%
Investor A1	$1,000.00	$1,098.90	$4.46	$1,000.00	$1,020.75	$4.29	0.85%
Investor B	$1,000.00	$1,096.50	$6.66	$1,000.00	$1,018.65	$6.41	1.27%
Investor C	$1,000.00	$1,094.00	$9.11	$1,000.00	$1,016.30	$8.77	1.74%
Investor C1	$1,000.00	$1,096.10	$7.07	$1,000.00	$1,018.25	$6.81	1.35%

BlackRock California Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,099.30	$3.52	$1,000.00	$1,021.65	$3.39	0.67%
Investor A	$1,000.00	$1,098.20	$4.67	$1,000.00	$1,020.55	$4.50	0.89%
Investor A1	$1,000.00	$1,098.90	$3.99	$1,000.00	$1,021.20	$3.84	0.76%
Investor B	$1,000.00	$1,096.50	$6.18	$1,000.00	$1,019.10	$5.96	1.18%
Investor C	$1,000.00	$1,094.00	$8.64	$1,000.00	$1,016.75	$8.32	1.65%
Investor C1	$1,000.00	$1,096.10	$6.60	$1,000.00	$1,018.70	$6.36	1.26%

BlackRock New Jersey Municipal Bond Fund (Including Interest Expense and Fees)
Institutional	$1,000.00	$1,095.10	$3.93	$1,000.00	$1,021.25	$3.79	0.75%
Service	$1,000.00	$1,094.40	$4.61	$1,000.00	$1,020.60	$4.45	0.88%
Investor A	$1,000.00	$1,094.30	$4.61	$1,000.00	$1,020.60	$4.45	0.88%
Investor A1	$1,000.00	$1,094.10	$3.82	$1,000.00	$1,021.35	$3.69	0.73%
Investor B	$1,000.00	$1,090.30	$8.57	$1,000.00	$1,016.80	$8.27	1.64%
Investor B1	$1,000.00	$1,093.00	$5.97	$1,000.00	$1,019.30	$5.76	1.14%
Investor C	$1,000.00	$1,089.20	$8.62	$1,000.00	$1,016.75	$8.32	1.65%
Investor C1	$1,000.00	$1,092.40	$6.49	$1,000.00	$1,018.80	$6.26	1.24%

BlackRock New Jersey Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,095.10	$3.82	$1,000.00	$1,021.35	$3.69	0.73%
Service	$1,000.00	$1,094.40	$4.56	$1,000.00	$1,020.65	$4.39	0.87%
Investor A	$1,000.00	$1,094.30	$4.56	$1,000.00	$1,020.65	$4.39	0.87%
Investor A1	$1,000.00	$1,094.10	$3.77	$1,000.00	$1,021.40	$3.64	0.72%
Investor B	$1,000.00	$1,090.30	$8.52	$1,000.00	$1,016.85	$8.22	1.63%
Investor B1	$1,000.00	$1,093.00	$5.91	$1,000.00	$1,019.35	$5.70	1.13%
Investor C	$1,000.00	$1,089.20	$8.57	$1,000.00	$1,016.80	$8.27	1.64%
Investor C1	$1,000.00	$1,092.40	$6.43	$1,000.00	$1,018.85	$6.21	1.23%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

ANNUAL REPORT	MAY 31, 2012	13

Disclosure of Expenses (concluded)

	Actual			Hypothetical[2]
BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During the Period[1]	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,083.50	$4.22	$1,000.00	$1,020.95	$4.09	0.81%
Service	$1,000.00	$1,082.50	$5.15	$1,000.00	$1,020.05	$5.00	0.99%
Investor A	$1,000.00	$1,082.50	$5.15	$1,000.00	$1,020.05	$5.00	0.99%
Investor A1	$1,000.00	$1,083.30	$4.32	$1,000.00	$1,020.85	$4.19	0.83%
Investor B	$1,000.00	$1,078.30	$9.25	$1,000.00	$1,016.10	$8.97	1.78%
Investor B1	$1,000.00	$1,081.10	$6.50	$1,000.00	$1,018.75	$6.31	1.25%
Investor C	$1,000.00	$1,078.30	$9.25	$1,000.00	$1,016.10	$8.97	1.78%
Investor C1	$1,000.00	$1,080.60	$7.07	$1,000.00	$1,018.20	$6.86	1.36%

BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,083.50	$3.70	$1,000.00	$1,021.45	$3.59	0.71%
Service	$1,000.00	$1,082.50	$4.63	$1,000.00	$1,020.55	$4.50	0.89%
Investor A	$1,000.00	$1,082.50	$4.63	$1,000.00	$1,020.55	$4.50	0.89%
Investor A1	$1,000.00	$1,083.30	$3.80	$1,000.00	$1,021.35	$3.69	0.73%
Investor B	$1,000.00	$1,078.30	$8.73	$1,000.00	$1,016.60	$8.47	1.68%
Investor B1	$1,000.00	$1,081.10	$5.98	$1,000.00	$1,019.25	$5.81	1.15%
Investor C	$1,000.00	$1,078.30	$8.73	$1,000.00	$1,016.60	$8.47	1.68%
Investor C1	$1,000.00	$1,080.60	$6.55	$1,000.00	$1,018.70	$6.36	1.26%

BlackRock Intermediate Municipal Fund (Including Interest Expense and Fees)
Institutional	$1,000.00	$1,067.30	$3.41	$1,000.00	$1,021.70	$3.34	0.66%
Investor A	$1,000.00	$1,066.10	$4.60	$1,000.00	$1,020.55	$4.50	0.89%
Investor A1	$1,000.00	$1,066.80	$3.98	$1,000.00	$1,021.15	$3.89	0.77%
Investor B	$1,000.00	$1,065.40	$5.27	$1,000.00	$1,019.90	$5.15	1.02%
Investor C	$1,000.00	$1,062.00	$8.56	$1,000.00	$1,016.70	$8.37	1.66%

BlackRock Intermediate Municipal Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,067.30	$3.31	$1,000.00	$1,021.80	$3.23	0.64%
Investor A	$1,000.00	$1,066.10	$4.49	$1,000.00	$1,020.65	$4.39	0.87%
Investor A1	$1,000.00	$1,066.80	$3.88	$1,000.00	$1,021.25	$3.79	0.75%
Investor B	$1,000.00	$1,065.40	$5.16	$1,000.00	$1,020.00	$5.05	1.00%
Investor C	$1,000.00	$1,062.00	$8.45	$1,000.00	$1,016.80	$8.27	1.64%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

14	ANNUAL REPORT	MAY 31, 2012

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	15

Schedule of Investments May 31, 2012	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 81.9%
Corporate — 0.5%
City of Chula Vista California, Refunding RB,
San Diego Gas, Series B, 5.88%, 2/15/34	$2,545	$2,974,138
County/City/Special District/School District — 18.1%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	6,295	7,657,238
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	5,100,946
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,665	1,945,136
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,015,000
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	7,150,389
City of San Jose California, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,739,161
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,152,460
Desert Community College District, GO, CAB, Election of 2004, Series C (AGM), 5.55%, 8/01/46 (a)	5,000	770,300
Grossmont Union High School District, GO, CAB, Election of 2004, 4.91%, 8/01/30 (a)	6,600	2,734,248
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	6,030	7,201,388
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B, 5.00%, 3/01/42	2,250	2,390,805
Merced Union High School District, GO, CAB, Election of 2008, Series C, 5.41%, 8/01/37 (a)	5,200	1,357,928
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,126,583
Millbrae School District San Mateo County California, GO, Election of 2011, 5.00%, 7/01/42	3,570	4,024,818
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,648,923
7.00%, 3/01/34	5,000	5,724,650
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	3,049,027
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,637,650
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 5.29%, 8/01/44 (a)	10,000	1,864,700
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,445	7,198,292

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	$1,025	$1,167,783
6.50%, 8/01/39	2,000	2,289,980
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project, 5.75%, 5/01/42	2,010	2,307,299
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,858,300
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	2,000	2,232,400
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,030	1,230,593
West Contra Costa Unified School District California, GO, Election of 2010, Series A, 5.25%, 8/01/41	4,395	4,920,290
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,924,766
		103,421,053
Education — 2.4%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,911,800
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/30	750	925,763
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,892,525
San Bernardino Community College District, GO, CAB, Election of 2002, Series D, 5.01%, 8/01/33 (a)	11,945	4,193,531
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,956,200
		13,879,819
Health — 22.1%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	5,000	5,327,300
6.25%, 8/01/39	3,010	3,530,489

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single Family

See Notes to Financial Statements.

16	ANNUAL REPORT	MAY 31, 2012

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	$4,740	$5,330,225
Cedars-Sinai Medical Center, 5.00%, 8/15/39	10,000	10,684,600
Children’s Hospital, Series A, 5.25%, 11/01/41	5,000	5,498,600
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	20,000	21,678,600
Sutter Health, Series A, 5.25%, 11/15/46	19,500	20,524,335
Sutter Health, Series B, 6.00%, 8/15/42	9,650	11,410,063
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,200	2,590,632
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	6,982,680
Memorial Health Services, Series A, 5.00%, 10/01/33	4,250	4,782,908
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	4,963,400
California Statewide Communities Development Authority, RB, Series A:
Health Facility, Memorial Health Services, 6.00%, 4/01/13 (b)	2,475	2,594,023
Kaiser Permanente, 5.00%, 10/01/42	13,500	14,587,965
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	1,580	1,912,227
6.13%, 7/15/40	3,045	3,680,887
		126,078,934
State — 7.1%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,929,300
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,847,969
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	2,065,739
State of California, GO:
6.00%, 3/01/33	4,080	4,914,319
6.00%, 4/01/38	16,000	18,654,720
		40,412,047
Transportation — 8.0%
City of San Jose California, RB, Series A-1, AMT:
5.75%, 3/01/34	4,000	4,531,200
6.25%, 3/01/34	2,450	2,865,251
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,366,660
County of Sacramento California, RB:
Airport System, Senior Series B, 5.75%, 7/01/39	1,600	1,805,952
Senior Series B, AMT (AGM), 5.25%, 7/01/39	8,550	9,117,036
Subordinated and Passenger Facility Lease, SFO Fuel, Series A, (AGC), 5.75%, 7/01/39	3,000	3,375,630
Los Angeles Department of Airports, RB, Series A, 5.00%, 5/15/34	8,500	9,391,395
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, AMT, 5.38%, 5/15/38	285	309,034
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	5,924,834
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,253,625
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,905	3,516,386
		45,457,003

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities — 23.7%
City of Los Angeles California, Refunding RB:
Series A, 5.38%, 6/01/39	$5,000	$5,637,100
Sub-Series A, 5.00%, 6/01/32	7,670	8,707,137
City of Petaluma California, Refunding RB, Wastewater Revenue, 6.00%, 5/01/36	5,625	6,794,550
City of Santa Rosa California, Refunding RB, Waste Water, Series A, 5.00%, 9/01/33 (c)	11,805	13,296,798
Escondido Joint Powers Financing Authority, Refunding RB, Water System Financing, 5.00%, 9/01/41	7,150	7,892,313
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,330	6,183,706
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	8,000	9,196,320
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,836,650
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,950	3,329,636
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,750	8,604,360
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,707,000
Senior Series A, 5.25%, 5/15/34	6,620	7,535,347
Series B, 5.75%, 8/01/35	5,000	5,923,000
Sub-Series A, 5.00%, 8/01/32	4,190	4,785,231
San Francisco City & County Public Utilities Commission, RB, Hetch Hetchy, Sub-Series B, 5.00%, 11/01/41	8,470	9,488,687
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 5.50%, 3/01/41	10,000	11,618,400
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,613,938
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,753,314
		134,903,487
Total Municipal Bonds in California		467,126,481

Puerto Rico — 3.2%
State — 3.2%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Senior Series C, 5.48%, 8/01/39 (a)	25,980	5,981,116
First Sub-Series A, 6.00%, 8/01/42	5,390	6,069,894
First Sub-Series A, 6.50%, 8/01/44	5,000	5,894,650
Total Municipal Bonds in Puerto Rico		17,945,660
Total Municipal Bonds — 85.1%		485,072,141

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 24.5%
County/City/Special District/School District — 9.9%
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	14,034,514
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,611,660
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,759,542
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,766,856
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	19,000	21,207,800
		56,380,372

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	17

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (concluded)
Education — 0.7%
Mount Diablo California Unified School District, GO, Contra Costa County, Election of 2002 (NPFGC), 5.00%, 6/01/31	$4,000	$4,295,160
Health — 2.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC), 5.00%, 11/15/42	14,413	15,727,643
State — 2.0%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	11,249,700
Transportation — 2.3%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,708	12,952,572
Utilities — 6.8%
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,551,200
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	5,231,859
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A, 5.25%, 5/15/39	12,108	13,660,818
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	14,497,340
		38,941,217
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.5%		139,546,664
Total Long-Term Investments (Cost — $574,966,375) — 109.6%		624,618,805

Short-Term Securities
BIF California Municipal Money Fund, 0.00% (e)(f)	16,251,129	16,251,129
Total Short-Term Securities (Cost — $16,251,129) — 2.8%		16,251,129
Total Investments (Cost — $591,217,504) — 112.4%		640,869,934
Liabilities in Excess of Other Assets — (1.1)%		(6,552,131)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.3)%		(64,148,674)
Net Assets — 100.0%		$570,169,129

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Stone & Youngberg LLC	$13,296,798	$88,183

(d)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BIF California Municipal Money Fund	6,534,558	9,716,571	16,251,129	$133

(f)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
200	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$26,787,500	$(234,755)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$624,618,805	—	$624,618,805
Short-Term Securities	$16,251,129	—	—	16,251,129
Total	$16,251,129	$624,618,805	—	$640,869,934

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(234,755)	—	—	$(234,755)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

18	ANNUAL REPORT	MAY 31, 2012

Schedule of Investments May 31, 2012	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 89.2%
Corporate — 3.9%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 6.25%, 9/15/19	$3,000	$3,012,030
Continental Airlines, Inc. Project, 6.40%, 9/15/23	500	502,005
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,160,740
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,597,968
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,124,950
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,255,887
		9,653,580
County/City/Special District/School District — 4.6%
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM) (b):
5.00%, 7/01/35	1,250	1,308,850
5.00%, 7/01/36	300	313,275
County of Middlesex New Jersey, COP Refunding (NPFGC), 5.00%, 8/01/22	200	200,718
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	845,669
6.00%, 11/01/30	1,090	1,251,167
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,928,265
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,826,311
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	560	361,614
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,626,007
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,512,555
		11,174,431
Education — 14.2%
New Jersey EDA, RB, Patterson Charter School for Science and Technology, Inc. Project, Series A:
6.00%, 7/01/32	700	724,038
6.10%, 7/01/44	355	364,660
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,696,350
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,509,180
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	750	800,085
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	715	785,020
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	4,072,837
Georgian Court University, Series D, 5.00%, 7/01/33	500	523,950
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,131,130
Kean University, Series A, 5.25%, 9/01/29	1,500	1,683,045
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	300,912
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,385,112
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	214,764
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	275,777
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,444,912

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	$2,500	$3,102,075
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,460,864
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,126,240
Series 1A, 5.00%, 12/01/25	100	108,747
Series 1A, 5.00%, 12/01/26	650	705,478
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,724,115
5.00%, 7/01/42	915	1,020,847
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	253,898
(NPFGC), 5.00%, 6/15/29	1,000	1,022,920
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	252,820
5.00%, 12/01/31	1,000	1,004,360
		34,694,136
Health — 18.3%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,878,638
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	989,040
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,282,213
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	903,752
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	514,880
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,535,280
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	2,012,560
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	584,664
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	468,712
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	787,710
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,130,712
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,915	2,026,970
Pascack Valley Hospital Association, 6.00%, 7/01/13 (d)(e)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	251,443
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,977,692
New Jersey Health Care Facilities Financing Authority, Refunding RB:
6.00%, 7/01/37	2,985	3,551,046
Atlantic City Medical System, 6.25%, 7/01/17	505	507,520
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,495,275
CAB, St. Barnabas Health, Series B, 5.40%, 7/01/36 (f)	7,360	2,039,677
CAB, St. Barnabas Health, Series B, 5.43%, 7/01/37 (f)	7,000	1,825,880

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	19

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	$125	$157,083
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,856,536
Holy Name Medical Center, 5.00%, 7/01/25	500	516,935
Meridian Health System Obligation, 5.00%, 7/01/27	1,500	1,664,820
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,628,910
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,225,600
St. Barnabas Health, Series A, 5.63%, 7/01/32	1,540	1,665,556
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	4,272,250
		44,751,362
Housing — 6.6%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,940	1,945,044
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,195,046
M/F Housing, Series A, 4.20%, 11/01/32 (h)	1,500	1,511,340
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,490	2,596,373
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	664,794
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,500	1,550,475
Series AA, 6.50%, 10/01/38	1,270	1,358,760
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series B (AGM), 6.15%, 11/01/20	195	195,497
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	4,003,662
		16,020,991
State — 19.1%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 3.09%, 11/01/24 (f)	10,000	6,831,000
CAB, Series B, 3.48%, 11/01/27 (f)	4,135	2,429,313
Election of 2005, Series A, 5.80%, 11/01/15 (c)	1,640	1,928,328
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,738,382
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 3.61%, 7/01/21 (f)	1,675	1,210,255
Cigarette Tax, 5.75%, 6/15/14 (c)	3,790	4,204,095
Kapkowski Road Landfill Project, Series 1998B-MB, AMT, 6.50%, 4/01/31	2,000	2,308,360
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,132,800
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,173,623
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	534,420
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,684,200
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,154,440
New Jersey EDA, Refunding RB:
5.00%, 6/15/29	640	694,682
CAB, Economic Fund, Series A (NPFGC), 3.21%, 3/15/21 (f)	2,000	1,511,740
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,932,250
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	958,079

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
State (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (f):
4.79%, 12/15/32	$10,000	$3,782,400
CAB, 5.06%, 12/15/38	10,000	2,654,900
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,256,786
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,107,670
5.25%, 6/15/30	1,110	1,223,697
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,217,210
		46,668,630
Transportation — 17.5%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	2,450	2,512,083
Delaware River Port Authority, Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	1,875	2,030,962
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,065,060
5.25%, 1/01/46	4,900	5,363,981
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, CAB, Series B (AMBAC), 5.15%, 1/01/35 (b)	1,510	1,388,068
Series A, 5.00%, 1/01/35 (h)	490	546,855
Series C (AGM), 5.00%, 1/01/30	2,500	2,716,900
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,280,270
Series C (NPFGC), 6.50%, 1/01/16	545	645,585
Series I, 5.00%, 1/01/35	2,500	2,761,825
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 4.92%, 12/15/35 (f)	5,500	1,750,980
CAB, Series C (AMBAC), 5.01%, 12/15/35 (f)	1,380	430,353
Series A, 6.00%, 6/15/35	3,185	3,877,355
Series B, 5.25%, 6/15/36	5,000	5,685,400
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,237,900
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,232,180
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,109,750
Special Project, JFK International Air Terminal 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,000,340
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 147th Series, AMT, 4.75%, 4/15/37	5,000	5,261,500
		42,897,347
Utilities — 5.0%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	1,079,030
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 2.10%, 8/01/21 (f)(g)	5,000	4,129,350
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,422,791
Union County Utilities Authority, Refunding RB:
County Deficiency Agreement, Series A, 4.00%, 6/15/32	1,500	1,582,905
County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,000	2,255,500
Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,750	1,837,360
		12,306,936
Total Municipal Bonds in New Jersey		218,167,413

See Notes to Financial Statements.

20	ANNUAL REPORT	MAY 31, 2012

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.9%
State — 0.5%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	$970	$1,079,270
Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	1,018,410
Total Municipal Bonds in Guam		2,097,680

Northern Mariana Islands — 0.1%
State — 0.1%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	147,932

Puerto Rico — 6.0%
State — 2.9%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,000	2,327,980
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,000	3,328,080
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.63%, 8/01/41 (f)	7,750	1,534,190
		7,190,250
Transportation — 0.6%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	1,250	1,480,750
Utilities — 2.5%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,066,960
Puerto Rico Electric Power Authority, RB, Series XX, 5.25%, 7/01/40	3,520	3,615,462
Puerto Rico Electric Power Authority, Refunding RB, Series V V (NPFGC), 5.25%, 7/01/29	1,220	1,357,604
		6,040,026
Total Municipal Bonds in Puerto Rico		14,711,026
Total Municipal Bonds — 96.2%		235,124,051

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
New Jersey — 3.0%
Transportation — 0.2%
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, 5.00%, 10/15/41	495	534,635
Utilities — 2.8%
Union County Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	6,300	6,880,923
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New Jersey		7,415,558

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	$760	$840,864
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.4%		8,256,422
Total Long-Term Investments (Cost — $221,119,525) — 99.6%		243,380,473

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (j)(k)	4,058,365	4,058,365
Total Short-Term Securities (Cost — $4,058,365) — 1.6%		4,058,365
Total Investments (Cost — $225,177,890) — 101.2%		247,438,838
Other Assets Less Liabilities — 0.4%		916,804
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.6)%		(3,862,832)
Net Assets — 100.0%		$244,492,810

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets	$1,511,340	$11,340
JPMorgan Securities	$546,855	$3,994

(i)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(j)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BIF New Jersey Municipal Money Fund	1,968,476	2,089,889	4,058,365	$200

(k)	Represents the current yield as of report date.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	21

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
35	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$4,687,813	$(41,082)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$243,380,473	—	$243,380,473
Short-Term Securities	$4,058,365	—	—	4,058,365
Total	$4,058,365	$243,380,473	—	$247,438,838

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(41,082)	—	—	$(41,082)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	ANNUAL REPORT	MAY 31, 2012

Schedule of Investments May 31, 2012	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 69.9%
Corporate — 5.1%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,062,150
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,834,883
Pennsylvania Economic Development Financing Authority, RB, Series A:
Aqua Pennsylvania, Inc. Project, 5.00%, 10/01/39	3,000	3,292,770
Aqua Pennsylvania, Inc. Project, AMT, 6.75%, 10/01/18	9,400	11,858,194
Waste Management, Inc. Project, AMT, 5.10%, 10/01/27	300	315,021
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Amtrak Project, Series A, 5.00%, 11/01/41	1,725	1,825,464
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,673,164
		25,861,646
County/City/Special District/School District — 7.8%
City of Philadelphia, Pennsylvania, GO, Refunding RB, Series A (AGC), 5.00%, 8/01/24	3,955	4,415,323
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	1,905	2,174,462
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	7,463,176
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,187,335
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,768,450
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,342,489
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	427,774
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	7,534,560
Philipsburg Osceola Area School District Pennsylvania, GO (AGM), 5.00%, 4/01/41	1,235	1,302,221
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,778,545
		39,394,335
Education — 12.2%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	663,613
5.00%, 8/15/25	765	868,910
5.00%, 8/15/26	760	857,478
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,101,330
Delaware County Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,768,778
Villanova University, 5.25%, 12/01/31	600	681,870
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A, (NPFGC), 5.00%, 5/01/37	2,650	2,824,317
State System of Higher Education, Series A, (NPFGC), 5.00%, 6/15/26	3,300	3,787,608
Thomas Jefferson University, 5.00%, 3/01/40	11,000	12,009,470

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	$7,140	$7,916,618
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	10,833,515
University of the Sciences Philadelphia, (AGC), 5.00%, 11/01/32	5,000	5,460,600
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,665,939
5.00%, 8/15/29	2,000	2,237,160
		61,677,206
Health — 13.7%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	8,782,560
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	4,049,138
5.38%, 11/15/40	4,440	3,686,665
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	1,245	1,318,567
Residential Resource, Inc. Project, 5.13%, 9/01/31	835	801,859
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 5.90%, 1/01/27	770	770,200
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,879,474
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project, 6.38%, 1/01/39	3,000	3,239,280
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,634,550
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,851,185
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	1,005,060
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	3,255	3,423,869
Montgomery County IDA Pennsylvania, RB:
Acts Retirement Life Community, Series A, 4.50%, 11/15/36	4,870	4,681,287
Acts Retirement Life Community, Series A-1, 6.25%, 11/15/29	480	545,050
Montgomery County IDA Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,038,500
Pennsylvania Higher Educational Facilities Authority, RB:
University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	2,815	2,819,560
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	3,255	3,568,261
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,261,232

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	23

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (a)	$3,000	$3,673,470
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	3,900	4,269,954
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	3,750	4,311,975
		69,611,696
Housing — 4.0%
Pennsylvania HFA, RB:
S/F Mortgage, Series 110B, 4.75%, 10/01/39	2,800	2,856,000
Series 94-A, AMT, 5.10%, 10/01/31	3,000	3,088,650
Pennsylvania HFA, Refunding RB:
S/F Mortgage, Series 92-A, AMT, 4.75%, 4/01/31	2,110	2,142,832
S/F Mortgage, Series 105C, 4.88%, 10/01/34	3,300	3,460,908
Series 99A, AMT, 5.25%, 10/01/32	4,800	4,999,440
Series 99A, AMT, 5.15%, 4/01/38	2,200	2,453,044
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	508,940
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	508,940
		20,018,754
State — 7.4%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,785,256
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	3,207,092
First Series, 5.00%, 6/01/28	5,000	6,021,400
First Series, 5.00%, 3/15/29	3,900	4,582,344
Second Series A, 5.00%, 8/01/24	6,000	6,914,160
State Public School Building Authority of Pennsylvania, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,293,085
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,805,500
		37,608,837
Transportation — 15.5%
City of Philadelphia, Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	14,757,120
AMT (AGM), 5.00%, 6/15/32	9,500	9,863,565
AMT (AGM), 5.00%, 6/15/37	14,000	14,522,900
Delaware River Port Authority, Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	7,500	8,123,850
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/37	1,405	1,563,273
Series A, 5.00%, 12/01/42	2,185	2,410,776
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,747,824
Series B, 5.25%, 12/01/41	3,425	3,752,122
Sub-Series A, 5.13%, 12/01/26	1,285	1,442,605
Sub-Series A, 6.00%, 12/01/41	1,200	1,356,312
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B:
5.25%, 6/01/24	4,565	5,246,783
5.25%, 6/01/39	4,900	5,295,577
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,544,903
5.00%, 6/01/29	4,155	4,680,441
		78,308,051

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities — 4.2%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	$1,000	$1,104,820
Bucks County Water & Sewer Authority, RB, Water System, 5.00%, 12/01/41	1,400	1,561,294
City of Philadelphia, Pennsylvania, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (a)	1,310	1,639,269
Ninth Series, 5.25%, 8/01/40	3,300	3,462,789
Series A, 5.25%, 1/01/36	1,450	1,578,441
Series C (AGM), 5.00%, 8/01/40	2,650	2,908,401
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	825	878,262
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	4,058,102
Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,304,949
		21,496,327
Total Municipal Bonds in Pennsylvania		353,976,852

Guam — 0.9%
State — 0.4%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	1,760	1,886,016
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,476,720
Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water and Wastewater System, 6.00%, 7/01/25	1,000	1,027,620
Total Municipal Bonds in Guam		4,390,356

Puerto Rico — 7.3%
State — 5.2%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,360,540
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
5.25%, 7/01/17	2,375	2,635,775
5.38%, 7/01/33	2,940	2,941,441
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	17,545,950
		26,483,706
Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	1,015	1,008,037
Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, Series G:
5.00%, 7/01/13 (a)(b)	5	5,256
5.00%, 7/01/33	680	681,108
		686,364
Utilities — 1.8%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,841,056
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,681,934

See Notes to Financial Statements.

24	ANNUAL REPORT	MAY 31, 2012

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, Refunding RB, 5.00%, 7/01/42	$515	$520,263
		9,043,253
Total Municipal Bonds in Puerto Rico		37,221,360
Total Municipal Bonds — 78.1%		395,588,568

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Pennsylvania — 32.1%
Education — 7.7%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	9,280	10,713,017
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	12,157,653
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	11,153,700
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	5,240,053
		39,264,423
Health — 12.1%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,429,500
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	7,460	8,206,895
Series A, 5.25%, 6/01/39	5,997	6,593,136
Series A-1, 5.13%, 6/01/41	12,570	13,809,402
Philadelphia Hospitals & Higher Education Facilities Authority, RB, 5.00%, 7/01/41	9,380	10,222,512
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	10,795,700
		61,057,145
Housing — 4.5%
Pennsylvania HFA, Refunding RB:
4.85%, 10/01/37	8,100	8,484,750
Series 105C, 5.00%, 10/01/39	7,500	7,921,200
Series 96-A, AMT, 4.70%, 10/01/37	6,400	6,492,288
		22,898,238
State — 7.8%
Commonwealth of Pennsylvania, GO:
5.00%, 11/15/30	12,470	14,735,051
First Series, 5.00%, 3/15/28	10,797	12,715,589
Pennsylvania Turnpike Commission, RB, Oil Tax, Senior Series C of 2003 (NPFGC), 5.00%, 12/01/32	11,000	12,065,790
		39,516,430
Total Municipal Bonds Transferred to Tender Option Bond Trusts in Pennsylvania		162,736,236

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	$4,750	$5,255,400
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.2%		167,991,636
Total Long-Term Investments (Cost — $515,041,518) — 111.3%		563,580,204

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (d)(e)	11,736,533	11,736,533
Total Short-Term Securities (Cost — $11,736,533) — 2.3%		11,736,533
Total Investments (Cost — $526,778,051) — 113.6%		575,316,737
Other Assets Less Liabilities — 2.3%		11,736,055
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.9)%		(80,483,724)
Net Assets — 100.0%		$506,569,068

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BIF Pennsylvania Municipal Money Fund	7,821,020	3,915,513	11,736,533	$3

(e)	Represents the current yield as of report date.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	25

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
230	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$30,805,625	$(269,968)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$563,580,204	—	$563,580,204
Short-Term Securities	$11,736,533	—	—	11,736,533
Total	$11,736,533	$563,580,204	—	$575,316,737

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(269,968)	—	—	$(269,968)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

26	ANNUAL REPORT	MAY 31, 2012

Schedule of Investments May 31, 2012	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Alabama 21st Century Authority, Refunding RB, Tobacco Settlement, Series A, 5.00%, 6/01/21	$1,000	$1,200,900
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	750	871,072
		2,071,972
Arizona — 2.9%
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,857,850
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,670,115
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,247,530
Phoenix-Mesa Gateway Airport Authority, RB, Arizona Special Facility, Mesa Project, 5.00%, 7/01/24	400	438,304
Pima County IDA Arizona, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,654,260
Pinal County Arizona, Refunding RB, Electrical District No. 3, Electric System, 4.00%, 7/01/23	1,620	1,714,867
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,194,680
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	543,425
University Medical Center Corp., Refunding RB, 5.00%, 7/01/21	2,740	3,080,062
		15,401,093
Arkansas — 0.2%
Benton County Public Facilities Board, RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	837,964
California — 12.0%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	375	372,154
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,208,150
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.25%, 6/01/21 (b)	4,665	4,348,153
California HFA, RB, Home Mortgage, AMT:
Series E, 4.70%, 8/01/24	1,200	1,204,212
Series I, 4.60%, 8/01/21	1,655	1,675,505
Series K, 4.55%, 8/01/21	1,000	1,007,330
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	1,905	1,918,964
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (NPFGC):
Series A, 4.75%, 12/01/23	4,105	4,431,306
Series C, 4.75%, 12/01/23	1,000	1,079,490
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.00%, 3/01/24	3,655	4,088,922
5.00%, 3/01/25	1,260	1,393,522
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,335,760
Imperial Irrigation District Water System, Refunding RB:
4.00%, 7/01/24	1,645	1,843,667
4.00%, 7/01/25	1,090	1,201,136
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	7,392,403
Palomar Community College District, GO, CAB, Election of 2006, Series B, 3.83%, 8/01/23 (c)	3,950	2,586,184
San Francisco California City and County Airports Commission, Refunding RB, Series A (AMT), 5.00%, 5/01/24	2,005	2,293,780

Municipal Bonds	Par (000)	Value
California (concluded)
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
2.60%, 8/01/19	$315	$261,727
2.85%, 8/01/20	225	178,630
3.47%, 8/01/22	505	355,884
3.73%, 8/01/23	250	165,488
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,689,182
State of California, GO, Refunding, 3.00%, 2/01/24	12,990	12,996,235
		63,027,784
Colorado — 0.8%
Adams 12 Five Star Schools, GO, Refunding, 5.00%, 12/15/24	1,860	2,270,446
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	1,690	1,779,655
		4,050,101
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College Issue, Series I, 2.25%, 7/01/21	115	114,352
Connecticut College Issue, Series I, 2.50%, 7/01/22	110	109,726
Connecticut College Issue, Series I, 2.63%, 7/01/23	210	208,419
Connecticut College Issue, Series I, 2.75%, 7/01/24	225	220,788
Connecticut College Issue, Series I, 3.00%, 7/01/25	225	221,852
Lawrence & Memorial Hospital, Series F, 4.00%, 7/01/25	600	631,998
Loomis Chaffee School (AGM), 5.00%, 7/01/22	515	603,951
Loomis Chaffee School (AGM), 5.00%, 7/01/24	225	258,901
		2,369,987
Florida — 3.1%
Broward County School Board Florida, COP, Series C, (AGM), 5.25%, 7/01/14 (d)	3,410	3,752,773
Broward County School Board Florida, Refunding COP, Series A, (AGM), 5.00%, 7/01/24	4,000	4,531,520
County of Lee Florida, Refunding ARB, Series A, AMT, 5.50%, 10/01/23	3,305	3,791,760
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,517,800
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 4.00%, 6/01/22	500	498,125
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (e)(f)	155	108,551
Tolomato Community Development District, Special Assessment Bonds, 6.38%, 5/01/17 (e)(f)	2,765	1,175,540
		16,376,069
Georgia — 0.5%
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,050,378
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,430	1,541,669
		2,592,047

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	27

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.2%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	$570	$617,253
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	700,988
		1,318,241
Idaho — 1.1%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,674,300
Illinois — 8.1%
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	240	240,168
City of Chicago Illinois O’Hare International Airport, Refunding ARB, General Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,346,900
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	360	359,158
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, GO, CAB (AGM), 3.80%, 1/01/24 (c)	9,995	6,462,667
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 3.97%, 6/15/23 (g)	3,000	2,684,940
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,500	5,184,090
6.25%, 6/01/24	3,000	3,374,100
State of Illinois, GO, Refunding, 5.00%, 8/01/20	16,900	19,202,963
		42,854,986
Indiana — 2.4%
City of Whiting Indiana, RB, BP Products North America, Inc., 5.25%, 1/01/21	3,200	3,837,632
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,287,680
Indiana Finance Authority, Refunding RB, Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	3,000	3,242,160
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series K, 5.00%, 6/01/24	3,000	3,375,420
		12,742,892
Iowa — 0.6%
Iowa Higher Education Loan Authority, RB, Private College Facility Buena:
5.00%, 4/01/20	600	710,448
5.00%, 4/01/21	625	743,119
5.25%, 4/01/22	660	787,162
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	1,108,140
		3,348,869
Kansas — 0.9%
Kansas Development Finance Authority, RB, Health Facilities, KU Health System, Series H:
5.00%, 3/01/23	750	837,180
5.00%, 3/01/24	650	716,346
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	500	576,745
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,107,370
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,325	1,453,816
		4,691,457

Municipal Bonds	Par (000)	Value
Kentucky — 2.4%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	$2,350	$2,600,087
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,340,420
Lexington Fayette Urban County Government Public Facilities Corp., Refunding RB, Eastern State Hospital Project, Lease Series A, 5.00%, 6/01/24	6,690	7,642,121
		12,582,628
Louisiana — 2.8%
Louisiana Citizens Property Insurance Corp. Assessment, Refunding RB:
5.00%, 6/01/24	2,000	2,255,620
(AGM), 5.00%, 6/01/24	8,750	10,003,437
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 5.63%, 5/01/21	935	1,020,852
New Orleans Aviation Board Louisiana, Refunding RB, GARB, Restructuring, (AGC), 6.00%, 1/01/23	250	298,615
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,055,940
		14,634,464
Maryland — 0.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	271,895
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,061,560
		1,333,455
Massachusetts — 1.4%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, Series L, 5.00%, 7/01/20	900	1,107,000
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,491,650
5.50%, 1/01/15	4,000	3,978,920
		7,577,570
Michigan — 4.8%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,861,300
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,134,430
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,864,706
McLaren Health Care, 5.25%, 5/15/16	1,000	1,139,690
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,123,620
Wayne County Airport Authority, Refunding RB, Series A, AMT (AGM), 4.00%, 12/01/20	11,690	12,311,791
		25,435,537
Minnesota — 1.7%
Minnesota Higher Education Facilities Authority, Refunding RB, Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	1,545	1,762,273
Minnesota Tobacco Securitization Authority, Refunding RB, Tobacco Settlement, Series B:
5.00%, 3/01/22	2,000	2,321,940
5.25%, 3/01/23	1,300	1,519,258
5.25%, 3/01/24	3,000	3,484,170
		9,087,641

See Notes to Financial Statements.

28	ANNUAL REPORT	MAY 31, 2012

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi — 0.2%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	$1,000	$1,002,670
Missouri — 1.0%
Missouri State Health & Educational Facilities Authority, RB:
Senior Living Facilities, Lutheran Services, 5.00%, 2/01/24	3,000	3,129,900
SSM Health Care, Series B, 4.25%, 6/01/25	1,850	1,992,912
		5,122,812
Montana — 0.2%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,278,203
Nebraska — 0.9%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/22	2,450	2,692,109
City of Omaha, Refunding RB, Series A, 3.50%, 12/01/24	1,750	1,875,352
		4,567,461
Nevada — 0.4%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,898,169
New Jersey — 7.7%
City of Newark New Jersey, GO, Refunding, Series A, 4.00%, 10/01/22	1,050	1,132,425
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,725,855
New Jersey EDA, RB, Patterson Charter School for Science and Technology, Inc. Project, Series A, 5.00%, 7/01/22	630	641,970
New Jersey EDA, Refunding RB:
5.00%, 6/15/23	990	1,119,522
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,262,580
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,084,920
New Jersey Educational Facilities Authority, Refunding RB:
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,383,712
Rider University, Series A, 3.50%, 7/01/25	1,000	1,007,350
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,444,240
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 4.25%, 7/01/20	165	183,142
AHS Hospital Corp., 4.50%, 7/01/21	395	441,962
AHS Hospital Corp., 4.63%, 7/01/22	190	212,222
Barnabas Health, Series A, 4.50%, 7/01/22	3,450	3,597,557
Barnabas Health, Series A, 4.63%, 7/01/23	4,500	4,661,955
CAB, St. Barnabas, Series B, 4.54%, 7/01/23 (c)	2,720	1,653,787
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,087,840
Holy Name Medical Center, 4.25%, 7/01/18	780	824,928
Meridian Health System Obligated Group Issue, 5.00%, 7/01/21	2,000	2,362,120
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,237,460
4.75%, 12/01/21	600	668,814
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 4.04%, 12/15/24 (c)	3,850	2,332,176
Series A, 5.25%, 6/15/24	800	952,600

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	$1,350	$1,703,322
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 5.25%, 1/01/24	1,430	1,520,619
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,000	1,279,030
		40,522,108
New York — 11.3%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,246,960
Sub-Series I-1, 5.13%, 4/01/25	845	976,220
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	1,000	1,142,130
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A (AGC):
5.00%, 7/01/21	535	625,715
5.00%, 7/01/22	510	589,453
5.25%, 7/01/25	895	1,020,640
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	2,000	2,052,880
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	448,714
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	1,000	1,155,620
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,229,341
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,457,880
Transportation, Series A, 4.00%, 11/15/23	700	762,671
Transportation, Series A, 5.00%, 11/15/25	500	565,685
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	1,500	1,761,810
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (h)	1,500	1,606,950
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	1,012,716
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	175	193,200
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	652,081
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	475,037
Fordham University, Series A, 5.00%, 7/01/23	1,290	1,532,133
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	2,000	2,060,280
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	578,365
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	620,999
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,930,879
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,665	1,854,627
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,089,704
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	804,300
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	834,172
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,141,090
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,288,747
NYU Hospital Center, Series A, 5.00%, 7/01/20	1,000	1,100,740
Yeshiva University, Series A, 4.00%, 11/01/25	2,750	2,931,747

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	29

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 5.00%, 12/01/20	$1,500	$1,631,985
Special Project, JFK International Air Terminal AMT (NPFGC), 6.25%, 12/01/13	2,000	2,069,620
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,261,860
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,296,252
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	1,010,500
Westchester County New York Health Care Corp., Refunding RB, Senior Lien, Series A:
5.00%, 11/01/23	5,685	6,358,104
5.00%, 11/01/24	2,730	3,011,081
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,216,510
		59,599,398
North Carolina — 0.8%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	475	531,962
North Carolina Medical Care Commission, Refunding RB:
First Mortgage, Galloway Ridge Project, Series A, 4.13%, 1/01/17	200	200,616
First Mortgage, Galloway Ridge Project, Series A, 4.30%, 1/01/18	555	558,652
First Mortgage, Galloway Ridge Project, Series A, 4.50%, 1/01/19	520	526,484
First Mortgage, Galloway Ridge Project, Series A, 4.75%, 1/01/21	270	274,809
First Mortgage, Galloway Ridge Project, Series A, 5.00%, 1/01/22	290	298,654
Health Care Facilities Vidant Health, Series A, 5.00%, 6/01/22	1,595	1,876,980
		4,268,157
Oregon — 1.9%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/16 (d)	5,000	5,965,300
Oregon State Facilities Authority, HRB, Southern Oregon University Project, 4.00%, 7/01/23	200	208,602
Oregon State Health & Science University, Refunding RB, Series A, 5.00%, 7/01/22	2,000	2,407,560
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT, 4.50%, 1/01/23	1,290	1,375,230
		9,956,692
Pennsylvania — 3.7%
City of Philadelphia, Pennsylvania, GO, Refunding RB, Series A (AGC), 5.00%, 8/01/24	2,000	2,232,780
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	7,820	8,970,713
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,289,549
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,907,790
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,902,531
		19,303,363

Municipal Bonds	Par (000)	Value
Puerto Rico — 4.0%
Commonwealth of Puerto Rico, GO, Refunding, CAB, Public Improvement, 3.22%, 7/01/17 (c)	$3,000	$2,550,360
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,639,155
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,410,492
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	2,690	2,843,169
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,402,900
Puerto Rico Highway & Transportation Authority, Refunding RB, (AGM), 4.95%, 7/01/26	385	414,722
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (CIFG), 5.25%, 7/01/17	3,000	3,329,400
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series A-1 (c):
4.08%, 8/01/23	3,490	2,223,304
4.23%, 8/01/24	4,970	2,985,529
		20,799,031
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	500	560,395
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity AMT:
Series 55-B, 4.55%, 10/01/22	500	521,325
Series 57-B, 5.15%, 4/01/22	1,000	1,055,430
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	970	1,059,870
		3,197,020
South Carolina — 1.5%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	2,000	2,124,480
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,290,217
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM):
5.25%, 8/01/22	220	254,932
5.25%, 8/01/23	200	228,600
5.50%, 8/01/24	600	690,432
5.50%, 8/01/25	305	348,889
		7,937,550
South Dakota — 0.7%
South Dakota Health & Educational Facilities, Refunding RB, Regional Health, 4.25%, 9/01/24	3,500	3,660,965
Tennessee — 1.3%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,686,510
5.00%, 10/01/22	1,620	1,863,421
Memphis Center City Finance Corp., RB, Pyramid & Pinch District, 4.00%, 11/01/25	1,500	1,619,415
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.25%, 11/01/25	890	1,004,445
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.25%, 11/01/27	750	838,335
		7,012,126

See Notes to Financial Statements.

30	ANNUAL REPORT	MAY 31, 2012

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 6.4%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	$3,730	$3,997,143
City of Houston Texas, Refunding RB:
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	5,000	5,774,950
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	3,500	3,996,055
Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	2,003,511
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,491,284
City of San Antonio Texas, Refunding ARB, AMT:
Passenger Facility Charge & Subordinate Lien, 5.00%, 7/01/22	1,855	2,147,719
Passenger Facility Charge & Subordinate Lien, 5.00%, 7/01/23	1,000	1,141,090
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,148,368
Houston Higher Education Finance Corp., RB, Cosmos Foundation Inc., Series A, 5.88%, 5/15/21	1,000	1,138,330
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	1,081,010
Red River Health Facilities Development Corp., MRB, Eden Home Project, 5.63%, 12/15/22	2,570	2,654,579
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC), 4.32%, 8/15/24 (c)	6,600	3,919,674
		33,493,713
Utah — 0.6%
Utah County Environmental Improvement, Refunding RB, US Steel Corp. Project, 5.38%, 11/01/15	3,000	3,110,040
Vermont — 0.3%
Vermont State Educational & Health Building Financing Agency, Refunding RB:
Middlebury College Project, Series A, 5.00%, 11/01/23	505	628,690
Middlebury College Project, Series B, 5.00%, 11/01/23 (i)	1,000	1,217,500
		1,846,190
Virginia — 1.2%
City of Roanoke, EDA, Refunding RB, Carilion Clinic Obligated Group, 3.00%, 7/01/23	2,250	2,223,787
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,749,919
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	2,091	2,231,641
		6,205,347
West Virginia — 1.4%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,084,340
5.50%, 9/01/25	2,000	2,064,980
West Virginia University, RB, University Projects, Series B:
5.00%, 10/01/21	1,000	1,247,680
5.00%, 10/01/22	2,500	3,062,800
		7,459,800
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Aurora Health Care, Series A, 3.50%, 7/15/24	10,000	9,790,400
Total Municipal Bonds — 95.0%		500,040,272

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New York — 5.3%
City of New York New York, GO:
Series E, 5.00%, 8/01/24	$5,010	$5,802,782
Sub-Series B-1, 5.25%, 9/01/22	1,000	1,179,520
Sub-Series I-1, 5.50%, 4/01/21	2,009	2,444,265
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,469	1,705,213
Port Authority of New York & New Jersey, Consolidated, 169th Series, 5.00%, 10/15/21	12,170	14,710,122
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	1,996	2,051,061
		27,892,963
Texas — 1.8%
City of Houston, Refunding RB, Public Improvement, Series A, 5.00%, 3/01/22	7,500	9,388,800
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.1%		37,281,763
Total Long-Term Investments (Cost — $502,741,304) — 102.1%		537,322,035

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	7,253,338	7,253,338
Total Short-Term Securities (Cost — $7,253,338) — 1.4%		7,253,338
Total Investments (Cost — $509,994,642) — 103.5%		544,575,373
Other Assets Less Liabilities — 0.0%		216,696
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.5)%		(18,579,269)
Net Assets — 100.0%		$526,212,800

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Non-income producing security.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(h)	Variable rate security. Rate shown is as of report date.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co.	$1,217,500	$50,120

(j)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	31

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

(k)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
FFI Institutional Tax-Exempt Fund	8,288,269	(1,034,931)	7,253,338	$3,429

(l)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
50	10-Year US	Chicago	September	$6,696,875	$(58,689)
	Treasury Note	Board of Trade	2012

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$537,322,035	—	$537,322,035
Short-Term Securities	$7,253,338	—	—	7,253,338
Total	$7,253,338	$537,322,035	—	$544,575,373

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(58,689)	—	—	$(58,689)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

32	ANNUAL REPORT	MAY 31, 2012

Statements of Assets and Liabilities

May 31, 2012	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Assets
Investments at value — unaffiliated[1]	$624,618,805	$243,380,473	$563,580,204	$537,322,035
Investments at value — affiliated[2]	16,251,129	4,058,365	11,736,533	7,253,338
Cash pledged as collateral for financial futures contracts	528,000	93,000	396,000	132,000
Interest receivable	6,352,700	3,643,056	7,921,592	6,536,115
Investments sold receivable	3,957,319	—	—	130,000
Capital shares sold receivable	1,927,560	221,364	475,804	3,001,187
Prepaid expenses	230,157	2,772	5,932	2,890
TOB trust receivable	—	—	6,230,000	—
Total assets	653,865,670	251,399,030	590,346,065	554,377,565

Liabilities
Investments purchased payable	17,274,458	2,042,861	1,102,633	1,167,380
Income dividends payable	1,163,352	586,999	1,532,587	905,056
Capital shares redeemed payable	556,452	165,331	118,140	7,102,969
Investment advisory fees payable	253,683	101,444	203,726	219,607
Service and distribution fees payable	107,121	39,473	36,447	100,320
Variation margin payable	97,254	17,566	88,683	25,095
Interest expense and fees payable	20,048	2,832	31,589	5,505
Officer’s and Trustees’ fees payable	3,480	3,250	5,534	4,386
Other affiliates payable	959	583	1,206	760
Other accrued expenses payable	91,108	85,881	204,317	59,923
Total accrued liabilities	19,567,915	3,046,220	3,324,862	9,591,001

Other Liabilities
TOB trust certificates	64,128,626	3,860,000	80,452,135	18,573,764
Total liabilities	83,696,541	6,906,220	83,776,997	28,164,765
Net Assets	$570,169,129	$244,492,810	$506,569,068	$526,212,800

Net Assets Consist of
Paid-in capital	$522,398,320	$224,551,557	$480,942,479	$490,319,733
Undistributed net investment income	649,932	1,104,631	1,128,035	304,057
Accumulated net realized gain (loss)	(2,296,798)	(3,383,244)	(23,770,164)	1,066,968
Net unrealized appreciation/depreciation	49,417,675	22,219,866	48,268,718	34,522,042
Net Assets	$570,169,129	$244,492,810	$506,569,068	$526,212,800
[1] Investments at cost — unaffiliated	$574,966,375	$221,119,525	$515,041,518	$502,741,304
[2] Investments at cost — affiliated	$16,251,129	$4,058,365	$11,736,533	$7,253,338

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	33

Statements of Assets and Liabilities (concluded)

May 31, 2012	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Net Asset Value
Institutional
Net assets	$174,726,002	$119,557,862	$403,031,841	$256,516,674
Shares outstanding, unlimited number of shares authorized, $0.10 par value	14,000,565	10,619,823	34,747,177	22,576,819
Net asset value per share	$12.48	$11.26	$11.60	$11.36
Service
Net assets	—	$14,374,995	$3,911,896	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	1,276,949	337,160	—
Net asset value per share	—	$11.26	$11.60	—
Investor A
Net assets	$117,051,438	$37,824,213	$42,274,692	$139,600,404
Shares outstanding, unlimited number of shares authorized, $0.10 par value	9,386,999	3,356,648	3,641,098	12,293,491
Net asset value per share	$12.47	$11.27	$11.61	$11.36
Investor A1
Net assets	$183,008,396	$36,386,714	$22,677,487	$46,021,103
Shares outstanding, unlimited number of shares authorized, $0.10 par value	14,664,080	3,228,177	1,952,841	4,051,855
Net asset value per share	$12.48	$11.27	$11.61	$11.36
Investor B
Net assets	$7,382,247	$244,026	$144,050	$1,591,686
Shares outstanding, unlimited number of shares authorized, $0.10 par value	591,152	21,679	12,422	140,082
Net asset value per share	$12.49	$11.26	$11.60	$11.36
Investor B1
Net assets	—	$2,241,812	$1,827,241	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	199,101	157,558	—
Net asset value per share	—	$11.26	$11.60	—
Investor C
Net assets	$63,514,694	$22,634,964	$24,713,529	$82,482,933
Shares outstanding, unlimited number of shares authorized, $0.10 par value	5,088,939	2,011,231	2,128,915	7,261,131
Net asset value per share	$12.48	$11.25	$11.61	$11.36
Investor C1
Net assets	$24,486,352	$11,228,224	$7,988,332	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	1,961,814	997,430	688,705	—
Net asset value per share	$12.48	$11.26	$11.60	—

See Notes to Financial Statements.

34	ANNUAL REPORT	MAY 31, 2012

Statements of Operations

Year Ended May 31, 2012	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investment Income
Interest	$23,259,193	$11,170,523	$25,958,010	$17,251,297
Income — affiliated	133	200	3	3,429
Total income	23,259,326	11,170,723	25,958,013	17,254,726

Expenses
Investment advisory	2,438,900	1,261,830	2,666,479	2,229,407
Service — Service	—	32,355	7,192	—
Service — Investor A	201,870	81,555	93,944	249,796
Service — Investor A1	176,697	34,515	21,953	45,502
Service and distribution — Investor B	45,759	2,649	2,010	5,845
Service and distribution — Investor B1	—	14,521	13,161	—
Service and distribution — Investor C	433,726	191,126	192,323	559,514
Service and distribution — Investor C1	144,839	70,319	47,916	—
Transfer agent — Institutional	56,992	178,616	718,752	70,474
Transfer agent — Service	—	13,662	3,525	—
Transfer agent — Investor A	26,953	11,045	19,937	20,656
Transfer agent — Investor A1	66,038	16,039	12,568	20,774
Transfer agent — Investor B	7,297	839	643	2,008
Transfer agent — Investor B1	—	2,568	2,401	—
Transfer agent — Investor C	14,832	8,581	12,783	21,454
Transfer agent — Investor C1	10,006	4,651	4,172	—
Accounting services	90,149	61,295	107,512	93,303
Professional	66,227	72,121	90,579	91,513
Registration	74,850	25,994	23,995	110,113
Printing	47,310	32,025	55,908	48,772
Officer and Trustees	29,114	24,955	32,353	28,924
Custodian	33,273	16,116	27,994	24,774
Miscellaneous	38,621	27,440	30,911	33,362
Total expenses excluding interest expense and fees	4,003,453	2,184,817	4,189,011	3,656,191
Interest expense and fees[1]	425,924	12,868	499,697	43,158
Total expenses	4,429,377	2,197,685	4,688,708	3,699,349
Less fees waived by advisor	(26,177)	(99,108)	(14,499)	(210,982)
Less transfer agent fees waived and/or reimbursed — class specific	—	(163,426)	(556,160)	—
Total expenses after fees waived and reimbursed	4,403,200	1,935,151	4,118,049	3,488,367
Net investment income	18,856,126	9,235,572	21,839,964	13,766,359

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,872,671	(745,193)	1,609,283	2,774,416
Financial futures contracts	(2,576,874)	(813,835)	(3,632,966)	(1,887,135)
	7,295,797	(1,559,028)	(2,023,683)	887,281
Net change in unrealized appreciation/depreciation on:
Investments	40,304,015	25,052,035	43,704,026	28,827,026
Financial futures contracts	256,686	(22,084)	581,273	779,975
	40,560,701	25,029,951	44,285,299	29,607,001
Total realized and unrealized gain	47,856,498	23,470,923	42,261,616	30,494,282
Net Increase in Net Assets Resulting from Operations	$66,712,624	$32,706,495	$64,101,580	$44,260,641

[1]	Related to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	35

Statements of Changes in Net Assets

	BlackRock California Municipal Bond Fund		BlackRock New Jersey Municipal Bond Fund
	Year Ended May 31,		Year Ended May 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$18,856,126	$18,000,108	$9,235,572	$11,070,639
Net realized gain (loss)	7,295,797	(4,886,133)	(1,559,028)	(435,460)
Net change in unrealized appreciation/depreciation	40,560,701	(9,488,443)	25,029,951	(7,034,542)
Net increase in net assets resulting from operations	66,712,624	3,625,532	32,706,495	3,600,637

Dividends to Shareholders From
Net investment income:
Institutional	(4,879,747)	(3,812,044)	(4,921,501)	(6,117,138)
Service	—	—	(527,987)	(511,814)
Investor A	(3,379,408)	(2,478,695)	(1,325,246)	(1,283,723)
Investor A1	(7,805,285)	(8,525,889)	(1,459,741)	(1,604,641)
Investor B	(371,660)	(720,868)	(8,912)	(36,806)
Investor B1	—	—	(111,668)	(198,847)
Investor C	(1,496,358)	(1,271,268)	(630,336)	(691,360)
Investor C1	(948,319)	(1,130,102)	(437,575)	(574,976)
Decrease in net assets resulting from dividends to shareholders	(18,880,777)	(17,938,866)	(9,422,966)	(11,019,305)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	141,955,600	21,405,016	(994,137)	(44,694,228)

Net Assets
Total increase in net assets	189,787,447	7,091,682	22,289,392	(52,112,896)
Beginning of year	380,381,682	373,290,000	222,203,418	274,316,314
End of year	$570,169,129	$380,381,682	$244,492,810	$222,203,418
Undistributed net investment income	$649,932	$697,981	$1,104,631	$1,397,113

See Notes to Financial Statements.

36	ANNUAL REPORT	MAY 31, 2012

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Intermediate Municipal Fund
	Year Ended May 31,		Year Ended May 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$21,839,964	$24,360,824	$13,766,359	$10,618,798
Net realized gain (loss)	(2,023,683)	(4,363,028)	887,281	2,093,896
Net change in unrealized appreciation/depreciation	44,285,299	(12,496,330)	29,607,001	(2,438,353)
Net increase in net assets resulting from operations	64,101,580	7,501,466	44,260,641	10,274,341

Dividends to Shareholders From
Net investment income:
Institutional	(17,835,422)	(20,302,486)	(7,229,410)	(5,511,916)
Service	(124,667)	(83,057)	—	—
Investor A	(1,629,435)	(1,603,971)	(3,321,119)	(2,130,457)
Investor A1	(992,219)	(1,034,252)	(1,577,404)	(1,748,955)
Investor B	(7,190)	(18,146)	(62,904)	(103,194)
Investor B1	(108,215)	(198,788)	—	—
Investor C	(678,277)	(672,559)	(1,431,034)	(1,029,847)
Investor C1	(317,009)	(399,950)	—	—
Decrease in net assets resulting from dividends to shareholders	(21,692,434)	(24,313,209)	(13,621,871)	(10,524,369)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(8,795,629)	(49,316,189)	179,762,522	61,071,123

Net Assets
Total increase (decrease) in net assets	33,613,517	(66,127,932)	210,401,292	60,821,095
Beginning of year	472,955,551	539,083,483	315,811,508	254,990,413
End of year	$506,569,068	$472,955,551	$526,212,800	$315,811,508
Undistributed net investment income	$1,128,035	$956,538	$304,057	$187,409

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	37

Statements of Cash Flows

Year Ended May 31, 2012	BlackRock California Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$66,712,624	$64,101,580
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	(674,905)	421,790
Decrease in cash pledged as collateral for financial futures contracts	167,000	339,000
(Increase) decrease in prepaid expenses	(208,954)	10,856
Increase in variation margin payable	36,125	23,972
Increase in investment advisory fees payable	79,482	43,428
Decrease in interest expense and fees payable	(15,469)	(20,698)
Decrease in other affiliates payable	(4,341)	(5,041)
Decrease in other accrued expenses payable	(40,563)	(69,057)
Increase in Officer’s and Trustees’ fees payable	2,709	4,852
Increase in service and distribution fees payable	37,663	6,486
Net realized and unrealized gain on investments	(50,176,686)	(45,313,309)
Amortization of premium and accretion of discount on investments	1,066,667	618,299
Proceeds from sales of long-term investments	199,273,577	143,923,457
Purchases of long-term investments	(333,435,498)	(141,379,625)
Net payments from purchases of short-term securities	(9,716,571)	(3,915,513)
Cash provided by (used for) operating activities	(126,897,140)	18,790,477

Cash Provided by (Used for) Financing Activities
Cash proceeds from shares sold	191,301,940	61,129,692
Cash payments on shares redeemed	(62,349,079)	(74,431,376)
Cash receipts from TOB trust certificates	15,061,096	19,430,000
Cash payments for TOB trust certificates	(10,400,000)	(7,025,000)
Cash dividends paid to shareholders	(6,791,657)	(17,893,793)
Cash provided by (used for) financing activities	126,822,300	(18,790,477)

Cash
Net decrease in cash	(74,840)	—
Cash at beginning of year	74,840	—
Cash at end of year	—	—

Cash Flow Information
Cash paid during the year for interest and fees	$441,393	$520,395

Non-Cash Financing Activities
Capital shares issued in reinvestment of dividends paid to Shareholders	$12,094,827	$3,956,019

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the year, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

38	ANNUAL REPORT	MAY 31, 2012

Financial Highlights	BlackRock California Municipal Bond Fund

	Institutional
					Period September 1, 2007 to May 31, 2008

						Year Ended August 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52
Net investment income[1]	0.53	0.55	0.53	0.47	0.36	0.48
Net realized and unrealized gain (loss)	1.28	(0.34)	0.52	(0.20)	(0.05)	(0.25)
Net increase from investment operations	1.81	0.21	1.05	0.27	0.31	0.23
Dividends and distributions from:
Net investment income	(0.53)	(0.55)	(0.53)	(0.47)	(0.35)	(0.49)
Net realized gain	—	—	—	(0.00)[2]	—	(0.00)[2]
Total dividends and distributions	(0.53)	(0.55)	(0.53)	(0.47)	(0.35)	(0.49)
Net asset value, end of period	$12.48	$11.20	$11.54	$11.02	$11.22	$11.26

Total Investment Return[3]
Based on net asset value	16.55%	1.89%	9.72%	2.63%	2.84%[4]	1.99%

Ratios to Average Net Assets[5]
Total expenses	0.78%	0.83%	0.79%	0.82%	0.87%[6]	0.93%
Total expenses after fees waived	0.78%	0.83%	0.78%	0.81%	0.87%[6]	0.93%
Total expenses after fees waived and excluding interest expense and fees	0.68%	0.70%	0.73%	0.74%	0.74%[6]	0.71%
Net investment income	4.44%	4.90%	4.67%	4.36%	4.22%[6]	4.11%

Supplemental Data
Net assets applicable, end of period (000)	$174,726	$87,977	$59,097	$39,135	$44,782	$46,481
Portfolio turnover	42%	41%	53%	54%	31%	43%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	39

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A
					Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.19	$11.53	$11.01	$11.21	$11.25	$11.55
Net investment income[2]	0.49	0.53	0.50	0.45	0.33	0.37
Net realized and unrealized gain (loss)	1.29	(0.35)	0.53	(0.21)	(0.04)	(0.25)
Net increase from investment operations	1.78	0.18	1.03	0.24	0.29	0.12
Dividends and distributions from:
Net investment income	(0.50)	(0.52)	(0.51)	(0.44)	(0.33)	(0.42)
Net realized gain	—	—	—	(0.00)[3]	—	(0.00)[3]
Total dividends and distributions	(0.50)	(0.52)	(0.51)	(0.44)	(0.33)	(0.42)
Net asset value, end of period	$12.47	$11.19	$11.53	$11.01	$11.21	$11.25

Total Investment Return[4]
Based on net asset value	16.29%	1.65%	9.47%	2.40%	2.65%[5]	1.05%[5]

Ratios to Average Net Assets[6]
Total expenses	1.01%	1.07%	1.02%	1.05%	1.13%[7]	1.19%[7]
Total expenses after fees waived	1.01%	1.07%	1.02%	1.04%	1.12%[7]	1.18%[7]
Total expenses after fees waived and excluding interest expense and fees	0.91%	0.94%	0.97%	0.97%	0.99%[7]	0.96%[7]
Net investment income	4.19%	4.66%	4.43%	4.17%	3.95%[7]	3.89%[7]

Supplemental Data
Net assets, end of period (000)	$117,051	$56,575	$48,331	$25,874	$20,306	$12,452
Portfolio turnover	42%	41%	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

40	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A1
					Period September 1, 2007 to May 31, 2008

						Year Ended August 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52
Net investment income[1]	0.52	0.54	0.52	0.46	0.35	0.47
Net realized and unrealized gain (loss)	1.28	(0.34)	0.52	(0.20)	(0.05)	(0.25)
Net increase from investment operations	1.80	0.20	1.04	0.26	0.30	0.22
Dividends and distributions from:
Net investment income	(0.52)	(0.54)	(0.52)	(0.46)	(0.34)	(0.48)
Net realized gain	—	—	—	(0.00)[2]	—	(0.00)[2]
Total dividends and distributions	(0.52)	(0.54)	(0.52)	(0.46)	(0.34)	(0.48)
Net asset value, end of period	$12.48	$11.20	$11.54	$11.02	$11.22	$11.26

Total Investment Return[3]
Based on net asset value	16.45%	1.82%	9.63%	2.56%	2.78%[4]	1.90%

Ratios to Average Net Assets[5]
Total expenses	0.87%	0.91%	0.87%	0.89%	0.95%[6]	1.02%
Total expenses after fees waived	0.86%	0.91%	0.86%	0.88%	0.94%[6]	1.02%
Total expenses after fees waived and excluding interest expense and fees	0.77%	0.78%	0.81%	0.81%	0.82%[6]	0.80%
Net investment income	4.42%	4.81%	4.57%	4.30%	4.14%[6]	4.02%

Supplemental Data
Net assets, end of period (000)	$183,008	$169,576	$187,784	$190,693	$220,470	$239,346
Portfolio turnover	42%	41%	53%	54%	31%	43%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	41

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor B
					Period September 1, 2007 to May 31, 2008

						Year Ended August 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.21	$11.55	$11.03	$11.23	$11.26	$11.53
Net investment income[1]	0.45	0.50	0.47	0.42	0.31	0.42
Net realized and unrealized gain (loss)	1.30	(0.35)	0.53	(0.20)	(0.03)	(0.26)
Net increase from investment operations	1.75	0.15	1.00	0.22	0.28	0.16
Dividends and distributions from:
Net investment income	(0.47)	(0.49)	(0.48)	(0.42)	(0.31)	(0.43)
Net realized gain	—	—	—	(0.00)[2]	—	(0.00)[2]
Total dividends and distributions	(0.47)	(0.49)	(0.48)	(0.42)	(0.31)	(0.43)
Net asset value, end of period	$12.49	$11.21	$11.55	$11.03	$11.23	$11.26

Total Investment Return[3]
Based on net asset value	15.94%	1.39%	9.17%	2.13%	2.55%[4]	1.39%

Ratios to Average Net Assets[5]
Total expenses	1.31%	1.34%	1.29%	1.31%	1.36%[6]	1.43%
Total expenses after fees waived	1.30%	1.33%	1.28%	1.30%	1.36%[6]	1.43%
Total expenses after fees waived and excluding interest expense and fees	1.21%	1.20%	1.23%	1.23%	1.23%[6]	1.21%
Net investment income	3.83%	4.37%	4.14%	3.86%	3.73%[6]	3.61%

Supplemental Data
Net assets, end of period (000)	$7,382	$11,626	$19,989	$24,705	$37,540	$47,753
Portfolio turnover	42%	41%	53%	54%	31%	43%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

42	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor C
					Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.55
Net investment income[2]	0.41	0.44	0.42	0.36	0.27	0.30
Net realized and unrealized gain (loss)	1.29	(0.34)	0.52	(0.20)	(0.04)	(0.25)
Net increase from investment operations	1.70	0.10	0.94	0.16	0.23	0.05
Dividends and distributions from:
Net investment income	(0.42)	(0.44)	(0.42)	(0.36)	(0.27)	(0.34)
Net realized gain	—	—	—	(0.00)[3]	—	(0.00)[3]
Total dividends and distributions	(0.42)	(0.44)	(0.42)	(0.36)	(0.27)	(0.34)
Net asset value, end of period	$12.48	$11.20	$11.54	$11.02	$11.22	$11.26

Total Investment Return[4]
Based on net asset value	15.42%	0.91%	8.65%	1.64%	2.08%[5]	0.44%[5]

Ratios to Average Net Assets[6]
Total expenses	1.76%	1.81%	1.77%	1.80%	1.86%[7]	1.95%[7]
Total expenses after fees waived	1.76%	1.81%	1.77%	1.79%	1.85%[7]	1.94%[7]
Total expenses after fees waived and excluding interest expense and fees	1.66%	1.68%	1.72%	1.72%	1.72%[7]	1.72%[7]
Net investment income	3.45%	3.91%	3.68%	3.41%	3.22%[7]	3.13%[7]

Supplemental Data
Net assets, end of period (000)	$63,515	$30,434	$29,583	$13,588	$9,425	$5,448
Portfolio turnover	42%	41%	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	43

Financial Highlights (concluded)	BlackRock California Municipal Bond Fund

	Investor C1
					Period September 1, 2007 to May 31, 2008	Year Ended August 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52
Net investment income[1]	0.46	0.49	0.46	0.41	0.31	0.41
Net realized and unrealized gain (loss)	1.28	(0.35)	0.53	(0.20)	(0.05)	(0.25)
Net increase from investment operations	1.74	0.14	0.99	0.21	0.26	0.16
Dividends and distributions from:
Net investment income	(0.46)	(0.48)	(0.47)	(0.41)	(0.30)	(0.42)
Net realized gain	—	—	—	(0.00)[2]	—	(0.00)[2]
Total dividends and distributions	(0.46)	(0.48)	(0.47)	(0.41)	(0.30)	(0.42)
Net asset value, end of period	$12.48	$11.20	$11.54	$11.02	$11.22	$11.26

Total Investment Return[3]
Based on net asset value	15.87%	1.31%	9.09%	2.04%	2.39%[4]	1.39%

Ratios to Average Net Assets[5]
Total expenses	1.37%	1.41%	1.37%	1.40%	1.45%[6]	1.52%
Total expenses after fees waived	1.37%	1.40%	1.36%	1.38%	1.44%[6]	1.52%
Total expenses after fees waived and excluding interest expense and fees	1.27%	1.28%	1.31%	1.32%	1.31%[6]	1.30%
Net investment income	3.93%	4.29%	4.07%	3.79%	3.64%[6]	3.52%

Supplemental Data
Net assets, end of period (000)	$24,486	$24,195	$28,506	$30,007	$36,280	$39,223
Portfolio turnover	42%	41%	53%	54%	31%	43%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

44	ANNUAL REPORT	MAY 31, 2012

Financial Highlights	BlackRock New Jersey Municipal Bond Fund

	Institutional
					Period August 1, 2007 to May 31, 2008	Year Ended July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$10.45	$9.85	$10.30	$10.58	$10.64
Net investment income[1]	0.45	0.48	0.47	0.46	0.39	0.51
Net realized and unrealized gain (loss)	1.09	(0.27)	0.58	(0.45)	(0.28)	(0.11)
Net increase from investment operations	1.54	0.21	1.05	0.01	0.11	0.40
Dividends from net investment income	(0.46)	(0.48)	(0.45)	(0.46)	(0.39)	(0.46)
Net asset value, end of period	$11.26	$10.18	$10.45	$9.85	$10.30	$10.58

Total Investment Return[2]
Based on net asset value	15.41%	2.10%	10.91%	0.27%	1.08%[3]	3.80%

Ratios to Average Net Assets
Total expenses	0.82%[4]	0.83%	0.82%[4]	0.71%[4]	0.86%[4,5]	1.04%[4]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%[4]	0.62%	0.77%[4]	0.70%[4]	0.84%[4,5]	0.95%[4]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.68%[4]	0.62%	0.77%[4]	0.69%[4]	0.66%[4,5]	0.61%[4]
Net investment income	4.19%[4]	4.72%	4.57%[4]	4.78%[4]	4.50%[4,5]	4.60%[4]

Supplemental Data
Net assets, end of period (000)	$119,558	$114,377	$158,244	$156,814	$179,560	$173,234
Portfolio turnover	18%	14%	18%	17%	11%	15%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	45

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Service
					Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$10.45	$9.85	$10.30	$10.58	$10.84
Net investment income[2]	0.43	0.46	0.46	0.45	0.38	0.37
Net realized and unrealized gain (loss)	1.10	(0.28)	0.58	(0.46)	(0.28)	(0.26)
Net increase (decrease) from investment operations	1.53	0.18	1.04	(0.01)	0.10	0.11
Dividends from net investment income	(0.44)	(0.46)	(0.44)	(0.44)	(0.38)	(0.37)
Net asset value, end of period	$11.26	$10.17	$10.45	$9.85	$10.30	$10.58

Total Investment Return[3]
Based on net asset value	15.31%	1.76%	10.80%	0.10%	0.92%[4]	0.96%[4]

Ratios to Average Net Assets
Total expenses	1.02%[5]	1.01%	1.03%[5]	1.03%[5]	1.17%[5,6]	1.37%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.88%[5]	0.86%	0.87%[5]	0.87%[5]	1.03%[5,6]	1.19%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.87%[5]	0.86%	0.87%[5]	0.85%[5]	0.85%[5,6]	0.85%[5,6]
Net investment income	4.00%[5]	4.50%	4.47%[5]	4.62%[5]	4.32%[5,6]	4.36%[5,6]

Supplemental Data
Net assets, end of period (000)	$14,375	$12,804	$10,521	$10,178	$11,569	$12,849
Portfolio turnover	18%	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

46	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A
					Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.19	$10.46	$9.86	$10.31	$10.59	$10.85
Net investment income[2]	0.43	0.46	0.46	0.45	0.37	0.36
Net realized and unrealized gain (loss)	1.09	(0.27)	0.58	(0.46)	(0.27)	(0.25)
Net increase (decrease) from investment operations	1.52	0.19	1.04	(0.01)	0.10	0.11
Dividends from net investment income	(0.44)	(0.46)	(0.44)	(0.44)	(0.38)	(0.37)
Net asset value, end of period	$11.27	$10.19	$10.46	$9.86	$10.31	$10.59

Total Investment Return[3]
Based on net asset value	15.18%	1.86%	10.79%	0.11%	0.93%[4]	0.97%[4]

Ratios to Average Net Assets
Total expenses	0.95%[5]	0.96%	0.97%[5]	1.01%[5]	1.13%[5,6]	1.32%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.88%[5]	0.87%	0.87%[5]	0.87%[5]	1.02%[5,6]	1.19%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.87%[5]	0.87%	0.87%[5]	0.85%[5]	0.84%[5,6]	0.85%[5,6]
Net investment income	3.98%[5]	4.48%	4.46%[5]	4.62%[5]	4.32%[5,6]	4.37%[5,6]

Supplemental Data
Net assets, end of period (000)	$37,824	$27,441	$27,210	$21,227	$21,564	$15,693
Portfolio turnover	18%	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	47

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A1
	Year Ended May 31,				Period August 1, 2007 to May 31, 2008	Year Ended July 31, 2007
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.19	$10.46	$9.86	$10.31	$10.59	$10.66
Net investment income[1]	0.44	0.48	0.47	0.46	0.39	0.48
Net realized and unrealized gain (loss)	1.09	(0.28)	0.59	(0.45)	(0.28)	(0.10)
Net increase from investment operations	1.53	0.20	1.06	0.01	0.11	0.38
Dividends from net investment income	(0.45)	(0.47)	(0.46)	(0.46)	(0.39)	(0.45)
Net asset value, end of period	$11.27	$10.19	$10.46	$9.86	$10.31	$10.59

Total Investment Return[2]
Based on net asset value	15.35%	2.02%	10.96%	0.26%	1.05%[3]	3.60%

Ratios to Average Net Assets
Total expenses	0.82%[4]	0.81%	0.83%[4]	0.86%[4]	1.01%[4,5]	1.19%[4]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.73%[4]	0.71%	0.72%[4]	0.72%[4]	0.88%[4,5]	1.08%[4]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.72%[4]	0.71%	0.72%[4]	0.70%[4]	0.70%[4,5]	0.74%[4]
Net investment income	4.14%[4]	4.64%	4.62%[4]	4.77%[4]	4.47%[4,5]	4.46%[4]

Supplemental Data
Net assets, end of period (000)	$36,387	$33,063	$36,704	$36,008	$38,082	$39,546
Portfolio turnover	18%	14%	18%	17%	11%	15%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
[5]	Annualized.

See Notes to Financial Statements.

48	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B
	Year Ended May 31,				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$10.45	$9.85	$10.30	$10.58	$10.84
Net investment income[2]	0.34	0.38	0.38	0.37	0.31	0.31
Net realized and unrealized gain (loss)	1.10	(0.28)	0.59	(0.45)	(0.28)	(0.27)
Net increase (decrease) from investment operations	1.44	0.10	0.97	(0.08)	0.03	0.04
Dividends from net investment income	(0.35)	(0.38)	(0.37)	(0.37)	(0.31)	(0.30)
Net asset value, end of period	$11.26	$10.17	$10.45	$9.85	$10.30	$10.58

Total Investment Return[3]
Based on net asset value	14.44%	0.99%	9.96%	(0.64)%	0.31%[4]	0.34%[4]

Ratios to Average Net Assets
Total expenses	1.98%[5]	1.79%	1.76%[5]	1.77%[5]	1.89%[5,6]	2.09%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.64%[5]	1.60%	1.64%[5]	1.62%[5]	1.75%[5,6]	1.94%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.63%[5]	1.60%	1.63%[5]	1.60%[5]	1.57%[5,6]	1.60%[5,6]
Net investment income	3.28%[5]	3.68%	3.73%[5]	3.85%[5]	3.59%[5,6]	3.61%[5,6]

Supplemental Data
Net assets, end of period (000)	$244	$396	$2,028	$4,159	$6,869	$8,622
Portfolio turnover	18%	14%	18%	17%	11%	15%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	49

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B1
					Period August 1, 2007 to May 31, 2008	Year Ended July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$10.45	$9.85	$10.30	$10.58	$10.65
Net investment income[1]	0.40	0.44	0.43	0.42	0.36	0.44
Net realized and unrealized gain (loss)	1.09	(0.28)	0.59	(0.45)	(0.29)	(0.10)
Net increase (decrease) from investment operations	1.49	0.16	1.02	(0.03)	0.07	0.34
Dividends from net investment income	(0.41)	(0.43)	(0.42)	(0.42)	(0.35)	(0.41)
Net asset value, end of period	$11.26	$10.18	$10.45	$9.85	$10.30	$10.58

Total Investment Return[2]
Based on net asset value	14.90%	1.61%	10.52%	(0.14)%	0.71%[3]	3.19%

Ratios to Average Net Assets
Total expenses	1.26%[4]	1.24%	1.25%[4]	1.27%[4]	1.41%[4,5]	1.60%[4]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.14%[4]	1.10%	1.13%[4]	1.12%[4]	1.28%[4,5]	1.48%[4]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.13%[4]	1.10%	1.13%[4]	1.10%[4]	1.10%[4,5]	1.14%[4]
Net investment income	3.76%[4]	4.22%	4.22%[4]	4.36%[4]	4.07%[4,5]	4.05%[4]

Supplemental Data
Net assets, end of period (000)	$2,242	$3,537	$5,865	$7,447	$12,386	$15,723
Portfolio turnover	18%	14%	18%	17%	11%	15%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

50	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor C
					Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$10.45	$9.84	$10.30	$10.57	$10.84
Net investment income[2]	0.34	0.38	0.38	0.37	0.31	0.30
Net realized and unrealized gain (loss)	1.09	(0.28)	0.60	(0.46)	(0.27)	(0.27)
Net increase (decrease) from investment operations	1.43	0.10	0.98	(0.09)	0.04	0.03
Dividends from net investment income	(0.35)	(0.38)	(0.37)	(0.37)	(0.31)	(0.30)
Net asset value, end of period	$11.25	$10.17	$10.45	$9.84	$10.30	$10.57

Total Investment Return[3]
Based on net asset value	14.33%	0.98%	10.07%	(0.74)%	0.40%[4]	0.25%[4]

Ratios to Average Net Assets
Total expenses	1.71%[5]	1.71%	1.73%[5]	1.75%[5]	1.89%[5,6]	2.09%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.65%[5]	1.64%	1.64%[5]	1.62%[5]	1.76%[5,6]	1.94%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.64%[5]	1.64%	1.64%[5]	1.60%[5]	1.58%[5,6]	1.60%[5,6]
Net investment income	3.22%[5]	3.71%	3.69%[5]	3.89%[5]	3.57%[5,6]	3.63%[5,6]

Supplemental Data
Net assets, end of period (000)	$22,635	$17,639	$18,802	$14,969	$10,480	$7,253
Portfolio turnover	18%	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	51

Financial Highlights (concluded)	BlackRock New Jersey Municipal Bond Fund

	Investor C1
					Period August 1, 2007 to May 31, 2008	Year Ended July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$10.45	$9.85	$10.30	$10.58	$10.64
Net investment income[1]	0.39	0.42	0.42	0.41	0.35	0.43
Net realized and unrealized gain (loss)	1.10	(0.28)	0.59	(0.45)	(0.28)	(0.09)
Net increase (decrease) from investment operations	1.49	0.14	1.01	(0.04)	0.07	0.34
Dividends from net investment income	(0.40)	(0.42)	(0.41)	(0.41)	(0.35)	(0.40)
Net asset value, end of period	$11.26	$10.17	$10.45	$9.85	$10.30	$10.58

Total Investment Return[2]
Based on net asset value	14.89%	1.40%	10.41%	(0.24)%	0.63%[3]	3.18%

Ratios to Average Net Assets
Total expenses	1.31%[4]	1.30%	1.32%[4]	1.34%[4]	1.49%[4,5]	1.68%[4]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.24%[4]	1.22%	1.23%[4]	1.22%[4]	1.37%[4,5]	1.58%[4]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.23%[4]	1.22%	1.23%[4]	1.20%[4]	1.20%[4,5]	1.24%[4]
Net investment income	3.65%[4]	4.14%	4.11%[4]	4.27%[4]	3.97%[4,5]	3.95%[4]

Supplemental Data
Net assets, end of period (000)	$11,228	$12,948	$14,942	$14,821	$16,232	$18,648
Portfolio turnover	18%	14%	18%	17%	11%	15%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

52	ANNUAL REPORT	MAY 31, 2012

Financial Highlights	BlackRock Pennsylvania Municipal Bond Fund

	Institutional
					Period August 1, 2007 to May 31, 2008	Year Ended July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.18
Net investment income[1]	0.51	0.52	0.49	0.48	0.44	0.52
Net realized and unrealized gain (loss)	0.98	(0.31)	0.59	(0.44)	(0.31)	(0.08)
Net increase from investment operations	1.49	0.21	1.08	0.04	0.13	0.44
Dividends and distributions from:
Net investment income	(0.51)	(0.52)	(0.49)	(0.49)	(0.44)	(0.49)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.51)	(0.52)	(0.49)	(0.49)	(0.47)	(0.49)
Net asset value, end of period	$11.60	$10.62	$10.93	$10.34	$10.79	$11.13

Total Investment Return[2]
Based on net asset value	14.29%	1.99%	10.61%	0.52%	1.18%[3]	4.01%

Ratios to Average Net Assets[4]
Total expenses	0.91%	0.91%	0.86%	0.68%	0.92%[5]	1.09%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.78%	0.71%	0.74%	0.66%	0.90%[5]	1.05%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.67%	0.62%	0.70%	0.63%	0.60%[5]	0.60%
Net investment income	4.58%	4.86%	4.55%	4.77%	4.84%[5]	4.51%

Supplemental Data
Net assets, end of period (000)	$403,032	$387,251	$445,217	$416,433	$484,861	$486,395
Portfolio turnover	24%	25%	26%	20%	44%	46%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	53

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Service
					Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.80	$11.13	$11.35
Net investment income[2]	0.48	0.49	0.46	0.45	0.42	0.38
Net realized and unrealized gain (loss)	0.98	(0.30)	0.60	(0.45)	(0.30)	(0.21)
Net increase from investment operations	1.46	0.19	1.06	—	0.12	0.17
Dividends and distributions from:
Net investment income	(0.48)	(0.50)	(0.47)	(0.46)	(0.42)	(0.39)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.48)	(0.50)	(0.47)	(0.46)	(0.45)	(0.39)
Net asset value, end of period	$11.60	$10.62	$10.93	$10.34	$10.80	$11.13

Total Investment Return[3]
Based on net asset value	14.05%	1.81%	10.41%	0.21%	1.09%[4]	1.48%[4]

Ratios to Average Net Assets[5]
Total expenses	1.10%	1.08%	1.07%	0.95%	1.17%[6]	1.37%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.99%	0.91%	0.92%	0.88%	1.12%[6]	1.29%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.89%	0.82%	0.88%	0.85%	0.82%[6]	0.84%[6]
Net investment income	4.34%	4.71%	4.38%	4.56%	4.57%[6]	4.27%[6]

Supplemental Data
Net assets, end of period (000)	$3,912	$2,648	$1,302	$1,486	$2,435	$3,316
Portfolio turnover	24%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

54	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A
					Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.63	$10.94	$10.35	$10.81	$11.14	$11.36
Net investment income[2]	0.49	0.49	0.47	0.46	0.42	0.38
Net realized and unrealized gain (loss)	0.97	(0.31)	0.59	(0.46)	(0.30)	(0.21)
Net increase from investment operations	1.46	0.18	1.06	—	0.12	0.17
Dividends and distributions from:
Net investment income	(0.48)	(0.49)	(0.47)	(0.46)	(0.42)	(0.39)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.48)	(0.49)	(0.47)	(0.46)	(0.45)	(0.39)
Net asset value, end of period	$11.61	$10.63	$10.94	$10.35	$10.81	$11.14

Total Investment Return[3]
Based on net asset value	14.04%	1.76%	10.40%	0.21%	1.07%[4]	1.49%[4]

Ratios to Average Net Assets[5]
Total expenses	1.03%	1.02%	0.98%	0.98%	1.21%[6]	1.39%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.99%	0.94%	0.93%	0.88%	1.14%[6]	1.28%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.89%	0.85%	0.89%	0.85%	0.84%[6]	0.83%[6]
Net investment income	4.36%	4.63%	4.37%	4.56%	4.59%[6]	4.28%[6]

Supplemental Data
Net assets, end of period (000)	$42,275	$33,779	$35,515	$30,849	$28,827	$27,782
Portfolio turnover	24%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	55

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A1
					Period August 1, 2007 to May 31, 2008

						Year Ended July 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.63	$10.94	$10.35	$10.81	$11.14	$11.20
Net investment income[1]	0.51	0.51	0.48	0.48	0.44	0.50
Net realized and unrealized gain (loss)	0.97	(0.31)	0.59	(0.46)	(0.31)	(0.07)
Net increase from investment operations	1.48	0.20	1.07	0.02	0.13	0.43
Dividends and distributions from:
Net investment income	(0.50)	(0.51)	(0.48)	(0.48)	(0.43)	(0.49)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.50)	(0.51)	(0.48)	(0.48)	(0.46)	(0.49)
Net asset value, end of period	$11.61	$10.63	$10.94	$10.35	$10.81	$11.14

Total Investment Return[2]
Based on net asset value	14.22%	1.94%	10.58%	0.36%	1.19%[3]	3.81%

Ratios to Average Net Assets[4]
Total expenses	0.89%	0.88%	0.84%	0.83%	1.08%[5]	1.28%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.83%	0.76%	0.77%	0.73%	0.99%[5]	1.21%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.73%	0.67%	0.73%	0.70%	0.70%[5]	0.76%
Net investment income	4.52%	4.81%	4.53%	4.71%	4.74%[5]	4.40%

Supplemental Data
Net assets, end of period (000)	$22,677	$20,940	$22,892	$22,855	$25,560	$27,931
Portfolio turnover	24%	25%	26%	20%	44%	46%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

56	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B
					Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.80	$11.13	$11.35
Net investment income[2]	0.40	0.43	0.38	0.39	0.37	0.33
Net realized and unrealized gain (loss)	0.98	(0.31)	0.59	(0.46)	(0.31)	(0.22)
Net increase (decrease) from investment operations	1.38	0.12	0.97	(0.07)	0.06	0.11
Dividends and distributions from:
Net investment income	(0.40)	(0.43)	(0.38)	(0.39)	(0.36)	(0.33)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.40)	(0.43)	(0.38)	(0.39)	(0.39)	(0.33)
Net asset value, end of period	$11.60	$10.62	$10.93	$10.34	$10.80	$11.13

Total Investment Return[3]
Based on net asset value	13.15%	1.12%	9.56%	(0.53)%	0.57%[4]	0.93%[4]

Ratios to Average Net Assets[5]
Total expenses	2.05%	1.96%	1.81%	1.74%	1.86%[6]	2.19%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.78%	1.48%	1.70%	1.62%	1.74%[6]	1.96%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.68%	1.39%	1.66%	1.59%	1.45%[6]	1.51%[6]
Net investment income	3.59%	4.03%	3.62%	3.77%	3.99%[6]	3.60%[6]

Supplemental Data
Net assets, end of period (000)	$144	$238	$671	$1,382	$3,447	$5,206
Portfolio turnover	24%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	57

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B1
					Period August 1, 2007 to May 31, 2008
						Year Ended July 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.18
Net investment income[1]	0.46	0.48	0.44	0.44	0.40	0.45
Net realized and unrealized gain (loss)	0.97	(0.32)	0.59	(0.45)	(0.32)	(0.06)
Net increase (decrease) from investment operations	1.43	0.16	1.03	(0.01)	0.08	0.39
Dividends and distributions from:
Net investment income	(0.45)	(0.47)	(0.44)	(0.44)	(0.39)	(0.44)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.45)	(0.47)	(0.44)	(0.44)	(0.42)	(0.44)
Net asset value, end of period	$11.60	$10.62	$10.93	$10.34	$10.79	$11.13

Total Investment Return[2]
Based on net asset value	13.75%	1.57%	10.12%	0.05%	0.76%[3]	3.49%

Ratios to Average Net Assets[4]
Total expenses	1.32%	1.29%	1.24%	1.24%	1.47%[5]	1.70%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.25%	1.11%	1.18%	1.13%	1.39%[5]	1.62%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.15%	1.02%	1.14%	1.10%	1.10%[5]	1.17%
Net investment income	4.13%	4.45%	4.12%	4.29%	4.34%[5]	4.00%

Supplemental Data
Net assets, end of period (000)	$1,827	$3,507	$5,397	$6,184	$9,984	$12,856
Portfolio turnover	24%	25%	26%	20%	44%	46%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

58	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C
					Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.63	$10.94	$10.35	$10.80	$11.14	$11.35
Net investment income[2]	0.39	0.41	0.38	0.38	0.35	0.30
Net realized and unrealized gain (loss)	0.99	(0.31)	0.59	(0.44)	(0.31)	(0.19)
Net increase (decrease) from investment operations	1.38	0.10	0.97	(0.06)	0.04	0.11
Dividends and distributions from:
Net investment income	(0.40)	(0.41)	(0.38)	(0.39)	(0.35)	(0.32)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.40)	(0.41)	(0.38)	(0.39)	(0.38)	(0.32)
Net asset value, end of period	$11.61	$10.63	$10.94	$10.35	$10.80	$11.14

Total Investment Return[3]
Based on net asset value	13.15%	0.94%	9.54%	(0.44)%	0.34%[4]	0.95%[4]

Ratios to Average Net Assets[5]
Total expenses	1.80%	1.78%	1.74%	1.72%	1.96%[6]	2.15%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.78%	1.76%	1.71%	1.63%	1.89%[6]	2.04%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.68%	1.66%	1.67%	1.60%	1.59%[6]	1.60%[6]
Net investment income	3.56%	3.82%	3.58%	3.83%	3.83%[6]	3.53%[6]

Supplemental Data
Net assets, end of period (000)	$24,714	$16,603	$17,283	$12,278	$7,166	$4,160
Portfolio turnover	24%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	59

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C1
					Period August 1, 2007 to May 31, 2008
						Year Ended July 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.19
Net investment income[1]	0.45	0.46	0.43	0.43	0.39	0.44
Net realized and unrealized gain (loss)	0.97	(0.31)	0.59	(0.45)	(0.32)	(0.07)
Net increase (decrease) from investment operations	1.42	0.15	1.02	(0.02)	0.07	0.37
Dividends and distributions from:
Net investment income	(0.44)	(0.46)	(0.43)	(0.43)	(0.38)	(0.43)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.44)	(0.46)	(0.43)	(0.43)	(0.41)	(0.43)
Net asset value, end of period	$11.60	$10.62	$10.93	$10.34	$10.79	$11.13

Total Investment Return[2]
Based on net asset value	13.63%	1.42%	10.01%	(0.05)%	0.68%[3]	3.29%

Ratios to Average Net Assets[4]
Total expenses	1.38%	1.37%	1.33%	1.32%	1.56%[5]	1.77%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.36%	1.27%	1.29%	1.23%	1.49%[5]	1.71%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.26%	1.18%	1.25%	1.20%	1.20%[5]	1.26%
Net investment income	3.99%	4.29%	4.01%	4.21%	4.24%[5]	3.90%

Supplemental Data
Net assets, end of period (000)	$7,988	$7,989	$10,805	$11,324	$12,736	$15,327
Portfolio turnover	24%	25%	26%	20%	44%	46%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

60	ANNUAL REPORT	MAY 31, 2012

Financial Highlights	BlackRock Intermediate Municipal Fund

	Institutional
					Period November 1, 2007 to May 31, 2008
						Year Ended October 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28
Net investment income[1]	0.40	0.41	0.39	0.37	0.23	0.39
Net realized and unrealized gain (loss)	0.83	0.02	0.54	(0.17)	(0.04)	(0.12)
Net increase from investment operations	1.23	0.43	0.93	0.20	0.19	0.27
Dividends from net investment income	(0.39)	(0.41)	(0.39)	(0.37)	(0.23)	(0.38)
Net asset value, end of period	$11.36	$10.52	$10.50	$9.96	$10.13	$10.17

Total Investment Return[2]
Based on net asset value	11.91%	4.10%	9.46%	2.13%	1.85%[3]	2.69%

Ratios to Average Net Assets[4]
Total expenses	0.70%	0.72%	0.78%	0.85%	0.89%[5]	1.03%
Total expenses after fees waived and paid indirectly	0.65%	0.67%	0.72%	0.80%	0.84%[5]	0.98%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.64%	0.66%	0.72%	0.76%	0.75%[5]	0.75%
Net investment income	3.61%	3.86%	3.78%	3.80%	3.82%[5]	3.81%

Supplemental Data
Net assets, end of period (000)	$256,517	$164,130	$129,811	$88,941	$114,012	$120,499
Portfolio turnover	15%	30%	23%	25%	32%	54%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	61

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A
					Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.51	$10.50	$9.95	$10.13	$10.16	$10.27
Net investment income[1]	0.37	0.38	0.37	0.34	0.22	0.36
Net realized and unrealized gain (loss)	0.85	0.01	0.54	(0.17)	(0.04)	(0.11)
Net increase from investment operations	1.22	0.39	0.91	0.17	0.18	0.25
Dividends from net investment income	(0.37)	(0.38)	(0.36)	(0.35)	(0.21)	(0.36)
Net asset value, end of period	$11.36	$10.51	$10.50	$9.95	$10.13	$10.16

Total Investment Return[2]
Based on net asset value	11.76%	3.75%	9.31%	1.79%	1.82%[3]	2.43%

Ratios to Average Net Assets[4]
Total expenses	0.94%	0.96%	1.01%	1.11%	1.11%[5]	1.28%
Total expenses after fees waived and paid indirectly	0.89%	0.91%	0.96%	1.05%	1.06%[5]	1.23%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.88%	0.90%	0.96%	1.01%	0.97%[5]	1.01%
Net investment income	3.37%	3.63%	3.54%	3.56%	3.60%[5]	3.54%

Supplemental Data
Net assets, end of period (000)	$139,600	$67,194	$42,294	$11,563	$5,585	$2,786
Portfolio turnover	15%	30%	23%	25%	32%	54%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

62	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A1
					Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.51	$10.50	$9.96	$10.13	$10.16	$10.28
Net investment income[1]	0.38	0.39	0.38	0.36	0.22	0.38
Net realized and unrealized gain (loss)	0.85	0.01	0.54	(0.17)	(0.03)	(0.13)
Net increase from investment operations	1.23	0.40	0.92	0.19	0.19	0.25
Dividends from net investment income	(0.38)	(0.39)	(0.38)	(0.36)	(0.22)	(0.37)
Net asset value, end of period	$11.36	$10.51	$10.50	$9.96	$10.13	$10.16

Total Investment Return[2]
Based on net asset value	11.90%	3.89%	9.35%	2.04%	1.89%[3]	2.49%

Ratios to Average Net Assets[4]
Total expenses	0.81%	0.82%	0.88%	0.95%	0.99%[5]	1.12%
Total expenses after fees waived and paid indirectly	0.76%	0.77%	0.82%	0.89%	0.94%[5]	1.07%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.75%	0.77%	0.82%	0.85%	0.85%[5]	0.84%
Net investment income	3.51%	3.75%	3.68%	3.71%	3.71%[5]	3.71%

Supplemental Data
Net assets, end of period (000)	$46,021	$44,952	$48,372	$50,184	$56,928	$60,208
Portfolio turnover	15%	30%	23%	25%	32%	54%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	63

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor B
					Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28
Net investment income[1]	0.36	0.37	0.35	0.34	0.21	0.36
Net realized and unrealized gain (loss)	0.83	0.02	0.54	(0.17)	(0.04)	(0.12)
Net increase from investment operations	1.19	0.39	0.89	0.17	0.17	0.24
Dividends from net investment income	(0.35)	(0.37)	(0.35)	(0.34)	(0.21)	(0.35)
Net asset value, end of period	$11.36	$10.52	$10.50	$9.96	$10.13	$10.17

Total Investment Return[2]
Based on net asset value	11.50%	3.74%	9.10%	1.81%	1.66%[3]	2.36%

Ratios to Average Net Assets[4]
Total expenses	1.07%	1.06%	1.11%	1.16%	1.20%[5]	1.34%
Total expenses after fees waived and paid indirectly	1.02%	1.01%	1.05%	1.11%	1.15%[5]	1.29%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.01%	1.01%	1.05%	1.07%	1.06%[5]	1.06%
Net investment income	3.26%	3.50%	3.45%	3.50%	3.50%[5]	3.50%

Supplemental Data
Net assets, end of period (000)	$1,592	$2,293	$3,508	$3,970	$6,186	$6,920
Portfolio turnover	15%	30%	23%	25%	32%	54%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

64	ANNUAL REPORT	MAY 31, 2012

Financial Highlights (concluded)	BlackRock Intermediate Municipal Fund

	Investor C
					Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007
	Year Ended May 31,
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28
Net investment income[1]	0.28	0.30	0.28	0.27	0.17	0.28
Net realized and unrealized gain (loss)	0.84	0.02	0.54	(0.17)	(0.04)	(0.11)
Net increase from investment operations	1.12	0.32	0.82	0.10	0.13	0.17
Dividends from net investment income	(0.28)	(0.30)	(0.28)	(0.27)	(0.17)	(0.28)
Net asset value, end of period	$11.36	$10.52	$10.50	$9.96	$10.13	$10.17

Total Investment Return[2]
Based on net asset value	10.80%	3.06%	8.38%	1.13%	1.27%[3]	1.67%

Ratios to Average Net Assets[4]
Total expenses	1.71%	1.72%	1.77%	1.87%	1.88%[5]	2.03%
Total expenses after fees waived and paid indirectly	1.65%	1.67%	1.72%	1.82%	1.83%[5]	1.98%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.64%	1.67%	1.72%	1.77%	1.75%[5]	1.75%
Net investment income	2.60%	2.86%	2.78%	2.82%	2.82%[5]	2.79%

Supplemental Data
Net assets, end of period (000)	$82,483	$37,243	$31,006	$15,233	$4,341	$2,074
Portfolio turnover	15%	30%	23%	25%	32%	54%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2012	65

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund, which is presently the only series of BlackRock Municipal Series Trust (each a “Fund” or collectively, the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund are registered as diversified, open-end management investment companies. BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund are registered as non-diversified, open-end management investment companies. BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each a “Trust” or collectively, the “Trusts”) are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund. Investor B Shares automatically convert to Investor A Shares after approximately seven years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor B1 Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution and service plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by Board of Trustees of each Trust (the “Board”). Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment, which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBS: The Funds leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which a fund, or an agent on behalf of a fund, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share

66	ANNUAL REPORT	MAY 31, 2012

Notes to Financial Statements (continued)

of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the year ended May 31, 2012, no TOBs in which the Funds participated in were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, in exchange for TOB trust certificates. The Funds typically invest the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing: therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and TOB trust certificates are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of the Funds’ payable to the holder of the short-term floating rate certificates as reported in the Funds’ Statements of Assets and Liabilities as TOB trust certificates approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense fees and amortization of offering costs in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At May 31, 2012, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
BlackRock California Municipal Bond Fund	$139,546,664	$64,128,626	0.15% – 0.28%

BlackRock New Jersey Municipal Bond Fund	$8,256,422	$3,860,000	0.19% – 0.20%

BlackRock Pennsylvania Municipal Bond Fund	$167,991,636	$80,452,135	0.18% – 0.27%

BlackRock Intermediate Municipal Fund	$37,281,763	$18,573,764	0.18% – 0.27%

For the year ended May 31, 2012, the Funds’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BlackRock California Municipal Bond Fund	$59,521,727	0.72%

BlackRock New Jersey Municipal Bond Fund	$1,752,869	0.73%

BlackRock Pennsylvania Municipal Bond Fund	$69,787,190	0.72%

BlackRock Intermediate Municipal Fund	$6,262,306	0.69%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOBs may adversely affect the Funds’ NAV per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

ANNUAL REPORT	MAY 31, 2012	67

Notes to Financial Statements (continued)

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended May 31, 2012. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements, which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of May 31, 2012
		Liability Derivatives
		BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$(234,755)	$(41,082)	$(269,968)	$(58,689)

[1]

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

68	ANNUAL REPORT	MAY 31, 2012

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended May 31, 2012
	Net Realized Gain (Loss) From
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Interest rate contracts:
Financial futures contracts	$(2,576,874)	$(813,835)	$(3,632,966)	$(1,887,135)

	Net Change in Unrealized Appreciation/Depreciation on
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Interest rate contracts:
Financial futures contracts	$256,686	$(22,084)	$581,273	$779,975

For the year ended May 31, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Financial futures contracts:
Average number of contracts sold	63	9	95	13
Average notional value of contracts sold	$8,337,695	$1,171,953	$12,279,700	$1,674,219

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 million	0.55%
$500 million – $1 billion	0.525%
Greater than $1 billion	0.50%

BlackRock Intermediate Municipal Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.55%
$1 billion – $3 billion	0.52%
$3 billion – $5 billion	0.50%
$5 billion – $10 billion	0.48%
Greater than $10 billion	0.47%

The Manager, with respect to each Fund, entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, with respect to BlackRock Intermediate Municipal Fund, contractually agreed to waive 0.05% of the Fund’s investment advisory fee until October 1, 2013. For the year ended May 31, 2012, the Manager waived $202,749, which is included in fees waived by advisor in the Statements of Operations.

ANNUAL REPORT	MAY 31, 2012	69

Notes to Financial Statements (continued)

The Manager, with respect to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, voluntarily agreed to waive and/or reimburse fees and/or expenses, excluding interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. These voluntary waivers and/or reimbursements may be reduced or discontinued at any time without notice. The expense limitations as a percentage of net assets are as follows:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	0.78%	0.71%
Service	0.87%	0.89%
Investor A	0.87%	0.89%
Investor A1	0.72%	0.73%
Investor B	1.64%	1.68%
Investor B1	1.13%	1.15%
Investor C	1.64%	1.68%
Investor C1	1.23%	1.26%

As a result, for the year ended May 31, 2012, the Manager waived or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$20,744	$375,417
Service	13,662	3,025
Investor A	11,043	13,559
Investor A1	16,037	10,958
Investor B	798	526
Investor B1	2,278	1,688
Investor C	4,773	2,062
Investor C1	3,478	1,244

The Manager may, in its discretion, reimburse additional amounts. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, for the year ended May 31, 2012, the Manager reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$90,613	$147,681

In addition, for BlackRock New Jersey Municipal Bond Fund, for the year ended May 31, 2012, the Manager waived $87,875, which is included in fees waived by the advisor in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pay to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the year ended May 31, 2012, the amounts waived were as follows:

BlackRock California Municipal Bond Fund	$26,177
BlackRock New Jersey Municipal Bond Fund	$11,233
BlackRock Pennsylvania Municipal Bond Fund	$14,499
BlackRock Intermediate Municipal Fund	$8,233

For the year ended May 31, 2012, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BlackRock California Municipal Bond Fund	$1,768
BlackRock New Jersey Municipal Bond Fund	$988
BlackRock Pennsylvania Municipal Bond Fund	$1,536
BlackRock Intermediate Municipal Fund	$2,905

Each Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Service	—	0.25%	0.25%	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	0.10%	0.10%	0.10%
Investor B	0.25%	0.25%	0.25%	0.20%
Investor B1	—	0.25%	0.25%	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	0.25%	0.25%	0.25%	—

	Distribution Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor B	0.25%	0.75%	0.75%	0.10%
Investor B1	—	0.25%	0.25%	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35%	0.35%	0.35%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

70	ANNUAL REPORT	MAY 31, 2012

Notes to Financial Statements (continued)

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2012, the Funds paid the following to affiliates in return for these services, which is included in transfer agent in the Statements of Operations:

BlackRock New Jersey Municipal Bond Fund	$175,927
BlackRock Pennsylvania Municipal Bond Fund	$696,190

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended May 31, 2012, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Institutional	$486	$580	$1,719	$824
Service	—	$736	$176	—
Investor A	$702	$720	$1,744	$856
Investor A1	$2,503	$529	$507	$535
Investor B	$139	$37	$59	$67
Investor B1	—	$59	$71	—
Investor C	$364	$227	$562	$611
Investor C1	$223	$141	$108	—

For the year ended May 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor A	$34,024	$11,251	$18,861	$41,240

For the year ended May 31, 2012, affiliates received CDSCs as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor A	$500	$110	—	$26,905
Investor B	$102	$489	$117	$56
Investor B1	—	$200	—	—
Investor C	$3,618	$1,898	$1,362	$10,569
Investor C1	$105	—	—	—

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments excluding short-term securities for the year ended May 31, 2012 were as follows:

	Purchases	Sales
BlackRock California Municipal Bond Fund	$347,453,246	$203,230,896
BlackRock New Jersey Municipal Bond Fund	$41,315,224	$40,133,956
BlackRock Pennsylvania Municipal Bond Fund	$129,909,115	$143,923,457
BlackRock Intermediate Municipal Fund	$258,531,461	$60,082,979

5. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of May 31, 2012 attributable to amortization methods on fixed income securities, income recognized from pass-through entities, the expiration of capital loss carryforwards, distributions received from a regulated investment company and the sale of bonds received from tender option bond trusts were reclassified to the following accounts:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Paid-in capital	—	$(724,595)	$(10,121,753)	—
Undistributed net investment income	$(23,398)	$(105,088)	$23,967	$(27,840)
Undistributed net realized gain (accumulated net realized loss)	$23,398	$829,683	$10,097,786	$27,840

The tax character of distributions paid during the fiscal years ended May 31, 2012 and May 31, 2011 was as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Tax-exempt income
5/31/12	$18,864,092	$9,422,966	$21,688,519	$13,595,102
5/31/11	17,932,376	11,004,519	24,311,855	10,518,820
Ordinary income
5/31/12	16,685	—	3,915	26,769
5/31/11	6,490	14,786	1,354	5,549
Total
5/31/12	$18,880,777	$9,422,966	$21,692,434	$13,621,871
5/31/11	$17,938,866	$11,019,305	$24,313,209	$10,524,369

ANNUAL REPORT	MAY 31, 2012	71

Notes to Financial Statements (continued)

As of May 31, 2012, the tax components of accumulated net earnings were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Undistributed tax-exempt income	$547,396	$731,298	$725,872	$130,406
Undistributed ordinary income	864	959	19,863	9,876
Undistributed long-term capital gains	—	—	—	1,643,516
Capital loss carryforwards	(2,456,577)	(2,376,373)	(21,646,552)	—
Net unrealized gains[1]	49,679,126	22,629,355	46,527,406	34,109,269
Qualified late-year losses[2]	—	(1,043,986)	—	—
Total	$47,770,809	$19,941,253	$25,626,589	$35,893,067

[1]

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the treatment of residual interests in tender option bond trusts.

[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending May 31, 2013.

As of May 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires May 31,	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
2014	—	$127,616	—
2017	—	1,037,279	$9,367,197
2018	$2,456,577	260,363	6,928,880
2019	—	243,757	720,781
No expiration date[3]	—	707,658	4,629,694
Total	$2,456,577	$2,376,673	$21,646,552

[3]	Must be utilized prior to losses subject to expiration.

As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Tax cost	$527,061,581	$220,953,748	$448,164,643	$491,892,340
Gross unrealized appreciation	$49,679,727	$23,412,805	$48,206,412	$36,904,560
Gross unrealized depreciation	—	$(787,715)	$(1,506,453)	$(2,795,291)
Net unrealized appreciation (depreciation)	$49,679,727	$22,625,090	$46,699,959	$34,109,269

6. Borrowings:

The Trusts, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees, which were allocated to the Funds based on their net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees, which were allocated to the Funds based on their net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the year ended May 31, 2012.

7. Concentration, Market and Credit Risk:

Each Fund, except BlackRock Intermediate Municipal Fund, invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

72	ANNUAL REPORT	MAY 31, 2012

Notes to Financial Statements (continued)

As of May 31, 2012, BlackRock California Municipal Bond Fund invested a significant portion of its assets in the utilities, county/city/special district/school district and health sectors, BlackRock New Jersey Municipal Bond Fund invested a significant portion of its assets in the state sector, BlackRock Pennsylvania Municipal Bond Fund invested a significant portion of its assets in health sector, and BlackRock Intermediate Municipal Fund invested a significant portion of its assets in the transportation sector. Changes in economic conditions affecting these sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

BlackRock California Municipal Bond Fund	Year Ended May 31, 2012		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,784,972	$94,454,758	4,640,452	$53,289,647
Shares issued to shareholders in reinvestment of dividends	300,046	3,572,914	239,625	2,689,287
Shares redeemed	(1,938,435)	(22,990,316)	(2,145,921)	(23,616,684)
Net increase	6,146,583	$75,037,356	2,734,156	$32,362,250

Investor A
Shares sold	5,229,578	$62,266,593	2,676,285	$30,203,284
Shares issued to shareholders in reinvestment of dividends	206,517	2,466,900	132,137	1,479,912
Shares redeemed	(1,104,208)	(13,144,802)	(1,944,034)	(21,272,041)
Net increase	4,331,887	$51,588,691	864,388	$10,411,155

Investor A1
Shares sold	291,987	$3,436,376	427,535	$4,779,307
Shares issued to shareholders in reinvestment of dividends	363,220	4,298,587	392,747	4,423,347
Shares redeemed	(1,129,645)	(13,346,683)	(1,950,583)	(21,618,624)
Net decrease	(474,438)	$(5,611,720)	(1,130,301)	$(12,415,970)

Investor B
Shares sold	6,466	$77,226	6,055	$65,766
Shares issued to shareholders in reinvestment of dividends	15,416	181,817	26,734	302,139
Shares redeemed	(467,926)	(5,495,685)	(726,322)	(8,107,260)
Net decrease	(446,044)	$(5,236,642)	(693,533)	$(7,739,355)

Investor C
Shares sold	2,685,924	$32,197,121	943,584	$10,813,032
Shares issued to shareholders in reinvestment of dividends	91,805	1,092,910	79,286	892,440
Shares redeemed	(405,549)	(4,803,012)	(868,904)	(9,523,848)
Net increase	2,372,180	$28,487,019	153,966	$2,181,624

Investor C1
Shares sold	69	$826	135	$1,539
Shares issued to shareholders in reinvestment of dividends	40,761	481,699	50,308	567,235
Shares redeemed	(238,691)	(2,791,629)	(360,180)	(3,963,462)
Net decrease	(197,861)	$(2,309,104)	(309,737)	$(3,394,688)

Total Net Increase	11,732,307	$141,955,600	1,618,939	$21,405,016

ANNUAL REPORT	MAY 31, 2012	73

Notes to Financial Statements (continued)

BlackRock New Jersey Municipal Bond Fund	Year Ended May 31, 2012		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,029,223	$11,020,046	945,997	$9,725,906
Shares issued to shareholders in reinvestment of dividends	80,862	867,182	87,241	894,337
Shares redeemed	(1,730,492)	(18,389,525)	(4,935,459)	(50,565,487)
Net decrease	(620,407)	$(6,502,297)	(3,902,221)	$(39,945,244)

Service
Shares sold	236,240	$2,590,534	303,422	$3,088,669
Shares issued to shareholders in reinvestment of dividends	34,111	365,792	34,755	355,140
Shares redeemed	(251,771)	(2,699,926)	(86,668)	(878,380)
Net increase	18,580	$256,400	251,509	$2,565,429

Investor A
Shares sold	1,121,877	$12,022,438	1,216,104	$12,636,746
Shares issued to shareholders in reinvestment of dividends	90,695	975,517	80,260	822,597
Shares redeemed	(550,121)	(5,921,366)	(1,203,612)	(12,194,846)
Net increase	662,451	$7,076,589	92,752	$1,264,497

Investor A1
Shares sold	123,045	$1,320,047	101,403	$1,020,885
Shares issued to shareholders in reinvestment of dividends	78,823	846,295	87,537	898,349
Shares redeemed	(219,052)	(2,337,356)	(451,841)	(4,587,084)
Net decrease	(17,184)	$(171,014)	(262,901)	$(2,667,850)

Investor B
Shares sold	5,339	$59,093	2,603	$27,078
Shares issued to shareholders in reinvestment of dividends	612	6,516	2,692	27,879
Shares redeemed	(23,146)	(244,190)	(160,533)	(1,656,532)
Net decrease	(17,195)	$(178,581)	(155,238)	$(1,601,575)

Investor B1
Shares sold	20	$227	85	$857
Shares issued to shareholders in reinvestment of dividends	5,943	63,429	9,593	98,707
Shares redeemed	(154,376)	(1,654,059)	(223,357)	(2,265,623)
Net decrease	(148,413)	$(1,590,403)	(213,679)	$(2,166,059)

Investor C
Shares sold	511,739	$5,567,954	338,362	$3,524,226
Shares issued to shareholders in reinvestment of dividends	48,510	520,504	50,742	519,097
Shares redeemed	(283,065)	(3,032,989)	(454,847)	(4,584,243)
Net increase (decrease)	277,184	$3,055,469	(65,743)	$(540,920)

Investor C1
Shares sold	98	$1,026	308	$3,068
Shares issued to shareholders in reinvestment of dividends	27,530	294,016	38,215	391,702
Shares redeemed	(302,712)	(3,235,342)	(195,983)	(1,997,276)
Net decrease	(275,084)	$(2,940,300)	(157,460)	$(1,602,506)

Total Net Decrease	(120,068)	$(994,137)	(4,412,981)	$(44,694,228)

74	ANNUAL REPORT	MAY 31, 2012

Notes to Financial Statements (continued)

BlackRock Pennsylvania Municipal Bond Fund	Year Ended May 31, 2012		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,215,755	$36,111,038	4,329,061	$45,959,949
Shares issued to shareholders in reinvestment of dividends	122,405	1,365,601	138,435	1,472,771
Shares redeemed	(5,051,145)	(55,973,457)	(8,742,561)	(91,586,303)
Net decrease	(1,712,985)	$(18,496,818)	(4,275,065)	$(44,153,583)

Service
Shares sold	176,895	$2,011,741	154,047	$1,623,549
Shares issued to shareholders in reinvestment of dividends	8,078	90,260	5,041	53,112
Shares redeemed	(97,082)	(1,090,969)	(28,939)	(300,951)
Net increase	87,891	$1,011,032	130,149	$1,375,710

Investor A
Shares sold	1,112,741	$12,492,986	494,773	$5,311,209
Shares issued to shareholders in reinvestment of dividends	106,252	1,188,024	121,027	1,289,121
Shares redeemed	(754,976)	(8,488,990)	(684,845)	(7,192,913)
Net increase (decrease)	464,017	$5,192,020	(69,045)	$(592,583)

Investor A1
Shares sold	129,116	$1,437,092	106,601	$1,133,469
Shares issued to shareholders in reinvestment of dividends	43,284	483,237	48,775	519,972
Shares redeemed	(188,822)	(2,123,030)	(278,187)	(2,933,184)
Net decrease	(16,422)	$(202,701)	(122,811)	$(1,279,743)

Investor B
Shares sold	206	$2,196	3,274	$35,526
Shares issued to shareholders in reinvestment of dividends	560	6,210	1,336	14,332
Shares redeemed	(10,776)	(122,166)	(43,597)	(464,348)
Net decrease	(10,010)	$(113,760)	(38,987)	$(414,490)

Investor B1
Shares sold	8	$83	13	$137
Shares issued to shareholders in reinvestment of dividends	5,765	64,042	9,600	102,530
Shares redeemed	(178,476)	(1,984,282)	(173,213)	(1,838,014)
Net decrease	(172,703)	$(1,920,157)	(163,600)	$(1,735,347)

Investor C
Shares sold	831,167	$9,392,866	392,118	$4,228,550
Shares issued to shareholders in reinvestment of dividends	48,640	544,202	50,049	533,092
Shares redeemed	(312,874)	(3,496,759)	(460,243)	(4,793,165)
Net increase (decrease)	566,933	$6,440,309	(18,076)	$(31,523)

Investor C1
Shares sold	11	$121	77	$825
Shares issued to shareholders in reinvestment of dividends	19,232	214,443	24,244	258,810
Shares redeemed	(82,667)	(920,118)	(260,829)	(2,744,265)
Net decrease	(63,424)	$(705,554)	(236,508)	$(2,484,630)

Total Net Decrease	(856,703)	$(8,795,629)	(4,793,943)	$(49,316,189)

ANNUAL REPORT	MAY 31, 2012	75

Notes to Financial Statements (concluded)

BlackRock Intermediate Municipal Fund	Year Ended May 31, 2012		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	13,148,633	$145,076,268	8,712,999	$90,937,513
Shares issued to shareholders in reinvestment of dividends	232,441	2,567,195	148,619	1,558,497
Shares redeemed	(6,409,113)	(70,572,022)	(5,615,107)	(58,302,801)
Net increase	6,971,961	$77,071,441	3,246,511	$34,193,209

Investor A
Shares sold	9,177,547	$101,218,822	4,372,190	$45,902,423
Shares issued to shareholders in reinvestment of dividends	240,408	2,650,036	156,729	1,640,337
Shares redeemed	(3,516,986)	(38,905,664)	(2,165,457)	(22,414,402)
Net increase	5,900,969	$64,963,194	2,363,462	$25,128,358

Investor A1
Shares sold	55,937	$617,461	81,829	$851,600
Shares issued to shareholders in reinvestment of dividends	94,378	1,035,030	105,453	1,105,851
Shares redeemed	(373,905)	(4,084,111)	(518,868)	(5,380,446)
Net decrease	(223,590)	$(2,431,620)	(331,586)	$(3,422,995)

Investor B
Shares sold	17,664	$192,803	27,448	$291,904
Shares issued to shareholders in reinvestment of dividends	2,945	32,239	5,045	52,958
Shares redeemed	(98,531)	(1,078,475)	(148,463)	(1,547,279)
Net decrease	(77,922)	$(853,433)	(115,970)	$(1,202,417)

Investor C
Shares sold	4,576,046	$50,373,538	1,753,849	$18,459,512
Shares issued to shareholders in reinvestment of dividends	102,335	1,129,026	70,822	742,720
Shares redeemed	(958,883)	(10,489,624)	(1,235,696)	(12,827,264)
Net increase	3,719,498	$41,012,940	588,975	$6,374,968

Total Net Increase	16,290,916	$179,762,522	5,751,392	$61,071,123

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

76	ANNUAL REPORT	MAY 31, 2012

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund and BlackRock Intermediate Municipal Fund and Board of Trustees of BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities of BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, two of the portfolios constituting BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust (collectively, the “Trusts”), including the schedules of investments, as of May 31, 2012, and the related statements of operations for the year then ended, the statements of cash flows for the year then ended for BlackRock California Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.

Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, and BlackRock Intermediate Municipal Fund, as of May 31, 2012, the results of their operations for the year then ended, the cash flows for the year then ended for BlackRock California Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
July 25, 2012

Important Tax Information (Unaudited)

The following table summarizes the taxable per share distributions paid by the following Funds during the taxable year ended May 31, 2012.

	Payable Date	Ordinary Income[1]
BlackRock California Municipal Bond Fund	12/19/2011	$0.000452
BlackRock Pennsylvania Municipal Bond Fund	12/19/2011	$0.000091
BlackRock Intermediate Municipal Fund	12/19/2011	$0.000726

[1]

Additionally, all ordinary income distributions are comprised of interest related dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

All other net investment income distributions paid by BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund and BlackRock Intermediate Municipal Fund qualify as tax-exempt interest dividends for federal income tax purposes.

ANNUAL REPORT	MAY 31, 2012	77

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of BlackRock California Municipal Bond Fund (the “California Municipal Bond Fund”), a series of BlackRock California Municipal Series Trust (the “California Municipal Series Trust”); the Board of Trustees of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Municipal Bond Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Municipal Bond Fund”), each a series of BlackRock Multi-State Municipal Series Trust (the “Multi-State Municipal Series Trust”); and the Board of Trustees of BlackRock Intermediate Municipal Fund (the “Intermediate Municipal Fund,” along with the California Municipal Bond Fund, the New Jersey Municipal Bond Fund and the Pennsylvania Municipal Bond Fund, each, a “Fund”), a series of BlackRock Municipal Series Trust (the “Municipal Series Trust,” along with the California Municipal Series Trust and the Multi-State Municipal Series Trust, each, a “Trust”), (collectively, the “Board,” and the members of which are referred to as “Board Members”) met on April 10, 2012 and May 8–9, 2012 to consider the approval of investment advisory agreements (collectively, the “Advisory Agreements”) for the California Municipal Series Trust, on behalf of the California Municipal Bond Fund, the Multi-State Municipal Series Trust, on behalf of the New Jersey Municipal Bond Fund and the Pennsylvania Municipal Bond Fund, and the Municipal Series Trust, on behalf of the Intermediate Municipal Fund, with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of any Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”).The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 10, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as

78	ANNUAL REPORT	MAY 31, 2012

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

determined by Lipper and, for the Intermediate Municipal Fund, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 10, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 10, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 8–9, 2012 Board meeting.

At an in-person meeting held on May 8–9, 2012, the Board, including all the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and each Trust, on behalf of its respective Fund(s), and the Sub-Advisory Agreements between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 10, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in each Fund’s applicable Lipper category and, for the Intermediate Municipal Fund, a customized peer group selected by BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

ANNUAL REPORT	MAY 31, 2012	79

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board noted that the California Municipal Bond Fund ranked in the first, fourth, and first quartiles against its Lipper Performance Universe Composite for the one-, three- and five-year periods reported, respectively. Based on its discussions with BlackRock and the Board’s review of the California Municipal Bond Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the California Municipal Bond Fund’s investment performance as compared to its Lipper Performance Universe Composite provided a more meaningful comparison of the California Municipal Bond Fund’s relative performance. The composite performance metric is a measurement blend of total return and yield.

The Board noted that the Intermediate Municipal Fund ranked in the first, first, and second quartiles against its Customized Lipper Peer Group Composite for the one-, three- and five-year periods reported, respectively. Based on its discussions with BlackRock and the Board’s review of the Intermediate Municipal Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the Intermediate Municipal Fund’s investment performance as compared to its Customized Lipper Peer Group Composite provided a more meaningful comparison of the Intermediate Municipal Fund’s relative performance. The composite performance metric is a measurement blend of total return and yield.

The Board noted that the New Jersey Municipal Bond Fund ranked in the first, second, and second quartiles against its Lipper Performance Universe Composite for the one-, three- and five-year periods reported, respectively. Based on its discussions with BlackRock and the Board’s review of the New Jersey Municipal Bond Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the New Jersey Municipal Bond Fund’s investment performance as compared to its Lipper Performance Universe Composite provided a more meaningful comparison of the New Jersey Municipal Bond Fund’s relative performance. The composite performance metric is a measurement blend of total return and yield.

The Board noted that the Pennsylvania Municipal Bond Fund ranked in the first, second, and second quartiles against its Lipper Performance Universe Composite for the one-, three- and five-year periods reported, respectively. Based on its discussions with BlackRock and the Board’s review of the Pennsylvania Municipal Bond Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the Pennsylvania Municipal Bond Fund’s investment performance as compared to its Lipper Performance Universe Composite provided a more meaningful comparison of the Pennsylvania Municipal Bond Fund’s relative performance. The composite performance metric is a measurement blend of total return and yield.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the California Municipal Bond Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the California Municipal Bond Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the California Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the California Municipal Bond Fund increases above certain contractually specified levels.

80	ANNUAL REPORT	MAY 31, 2012

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

The Board noted that the Intermediate Municipal Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Intermediate Municipal Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Intermediate Municipal Fund’s actual total expense ratio, after giving effect to any expense reimbursement or fee waivers by BlackRock, was reasonable relative to the median actual total expense ratio paid by the Intermediate Municipal Fund’s Peers, after giving effect to any expense reimbursement or fee waivers. The Board further noted that the Intermediate Municipal Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Intermediate Municipal Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has contractually agreed to waive management fees for the Intermediate Municipal Fund.

The Board noted that the New Jersey Municipal Bond Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the New Jersey Municipal Bond Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the New Jersey Municipal Bond Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was reasonable relative to the median actual management fee ratio paid by the New Jersey Municipal Bond Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board further noted that the New Jersey Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the New Jersey Municipal Bond Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the New Jersey Municipal Bond Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Pennsylvania Municipal Bond Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Pennsylvania Municipal Bond Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Pennsylvania Municipal Bond Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Pennsylvania Municipal Bond Fund’s peers. The Board further noted that the Pennsylvania Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Pennsylvania Municipal Bond Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Pennsylvania Municipal Bond Fund’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and each Trust, on behalf of its respective Fund(s), for a one-year term ending June 30, 2013, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

ANNUAL REPORT	MAY 31, 2012	81

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Trustees[1]
Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chairman of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	29 RICs consisting of 82 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemicals); RTI International Metals, Inc. (metals)

Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chairman of the Board and Trustee	Since 2007

Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (medical technology commercialization company) from 2001 to 2007.

				29 RICs consisting of 82 Portfolios	Watson Pharmaceuticals, Inc.

James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 1995	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	29 RICs consisting of 82 Portfolios	None

Bruce R. Bond 55 East 52nd Street New York, NY 10055 1946	Trustee	Since 2007

Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.

				29 RICs consisting of 82 Portfolios	None

Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007

Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Director, Lifestyle Family Fitness (fitness industry) since 2006; Director, IDology, Inc. (technology solutions) since 2006; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.

				29 RICs consisting of 82 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)

Honorable Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007

Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) since 2007; Member of the International Advisory Board GML (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2010.

				29 RICs consisting of 82 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)

Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Trustee	Since 2005	Professor, Harvard University since 1992.	29 RICs consisting of 82 Portfolios	None

John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Chairman and Director, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	29 RICs consisting of 82 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Trustee	Since 2000

Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc. (retail) since 2000; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; President, American Bar Association from 1995 to 1996.

				29 RICs consisting of 82 Portfolios	None

82	ANNUAL REPORT	MAY 31, 2012

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Trustees[1] (concluded)
David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Trustee	Since 2007

Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation since 2008; Director, Ruckelshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.

				29 RICs consisting of 82 Portfolios	None

	[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Date shown is the earliest date a person has served for any of the Trusts covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trusts’ board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	President and Trustee	Since 2011

Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

				161 RICs consisting of 280 Portfolios	None

Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007

Chairman and Chief Executive Officer of BlackRock since its formation in 1998 and of BlackRock’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.

				29 RICs consisting of 82 Portfolios	BlackRock

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				161 RICs consisting of 280 Portfolios	None

[3]

Messrs. Audet and Fink are both “interested persons,” as defined in the 1940 Act, of the Trusts based on their positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trusts based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

ANNUAL REPORT	MAY 31, 2012	83

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012

Director of BlackRock since 2010; Assistant Secretary to the Funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

	[1]		Officers of the Trusts serve at the pleasure of the Board.

Further information about the Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment
Management, LLC
Princeton, NJ 08540

Custodians
State Street Bank
and Trust Company
Boston, MA 02110[2]

The Bank of
New York Mellon[3]
New York, NY 10286

Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Distributor
BlackRock
Investments, LLC
New York, NY 10022

Accounting Agent
State Street Bank and
Trust Company
Boston, MA 02110

Independent Registered
Public Accounting Firm
Deloitte &Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[2]	For all Funds except BlackRock California Municipal Bond Fund.
[3]	For BlackRock California Municipal Bond Fund.

Effective May 8, 2012, Ira P. Shapiro resigned as Secretary of the Trusts and Benjamin Archibald became Secretary of the Trusts.

84	ANNUAL REPORT	MAY 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT	MAY 31, 2012	85

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

86	ANNUAL REPORT	MAY 31, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Managed Volatility Portfolio†
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Secured Credit Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

ANNUAL REPORT	MAY 31, 2012	87

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#MUNI4-5/12-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez
Fred G. Weiss
Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust	$30,300	$29,700	$0	$0	$12,100	$12,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,970,000	$3,030,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust	$12,100	$12,100

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,970,000 and $3,030,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – See Item 2

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: August 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: August 2, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: August 2, 2012